UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07655

Driehaus Mutual Funds

(Exact name of registrant as specified in charter)

25 East Erie Street

Chicago, IL 60611

(Address of principal executive offices) (Zip code)

Janet L. McWilliams

Driehaus Capital Management LLC

25 East Erie Street

Chicago, IL 60611

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-587-3800

Date of fiscal year end: December 31

Date of reporting period: March 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Driehaus International Discovery Fund

Schedule of Investments

March 31, 2013 (unaudited)

	Number of Shares	Market Value (Note A)
EQUITY SECURITIES — 98.6%
EUROPE — 47.6%
United Kingdom — 10.8%
African Minerals, Ltd.**	293,392	$1,027,561
ARM Holdings PLC	45,533	637,198
ASOS PLC**	39,656	2,016,754
Associated British Foods PLC	70,704	2,042,276
Croda International PLC	35,613	1,484,304
Fenner PLC	214,814	1,269,698
Halma PLC	259,249	2,040,494
Rio Tinto PLC — SP ADR	46,806	2,203,627
Subsea 7 SA	101,543	2,373,089
Telecity Group PLC	211,844	2,908,257
The Weir Group PLC	63,023	2,167,066
Tullow Oil PLC	52,720	986,102

		21,156,426

France — 7.5%
Casino Guichard Perrachon SA	19,559	2,055,385
Edenred	64,144	2,099,160
Ingenico SA	32,154	1,904,625
Safran SA	100,514	4,483,137
Sanofi	11,010	1,118,754
Societe BIC SA	25,866	3,003,642

		14,664,703

Denmark — 5.6%
Christian Hansen Holding AS	92,118	3,417,761
Coloplast AS — B	24,983	1,343,990
Danske Bank AS**	163,480	2,923,100
GN Store Nord AS	86,974	1,547,660
Novo Nordisk AS — B	11,474	1,864,200

		11,096,711

Switzerland — 5.3%
Cie Financiere Richemont SA — A	16,257	1,275,831
Partners Group Holding AG	12,136	2,995,328
Syngenta AG	4,725	1,971,031
Temenos Group AG	99,769	2,369,947
Xstrata PLC	107,544	1,745,203

		10,357,340

Norway — 4.6%
Gjensidige Forsikring ASA	184,241	3,039,271
Seadrill, Ltd.	65,738	2,382,697
Telenor ASA	168,856	3,691,805

		9,113,773

Ireland — 3.4%
Covidien PLC	21,750	1,475,520
Experian PLC	179,398	3,107,498
Jazz Pharmaceuticals PLC**	36,896	2,062,855

		6,645,873

Germany — 2.4%
Hugo Boss AG	16,937	1,897,955
Infineon Technologies AG	218,388	1,724,440
SAP AG — SP ADR	14,975	1,206,087

		4,828,482

Netherlands — 2.4%
ASML Holding NV	24,251	1,631,095
Core Laboratories NV	12,636	1,742,757

	Number of Shares	Market Value (Note A)
Sensata Technologies Holding NV**	43,197	$1,419,885

		4,793,737

Russia — 2.3%
Magnit — SP GDR	43,382	1,958,697
Sberbank RF — SP ADR	204,119	2,616,806

		4,575,503

Italy — 1.5%
Lottomatica Group SpA	57,704	1,355,835
Salvatore Ferragamo Italia SpA	55,112	1,524,531

		2,880,366

Spain — 1.0%
Viscofan SA	37,177	1,949,348
Luxembourg — 0.8%
Eurofins Scientific	7,448	1,563,839

Total EUROPE		93,626,101

FAR EAST — 33.1%
Japan — 9.8%
AEON Financial Service Co., Ltd.	74,160	2,097,136
Astellas Pharma, Inc.	36,966	1,987,018
Japan Tobacco, Inc.	63,601	2,030,286
M3, Inc.	1,401	2,728,032
MonotaRO Co., Ltd.	45,539	2,220,471
Santen Pharmaceutical Co., Ltd.	44,515	2,059,413
Sawai Pharmaceutical Co., Ltd.	3,594	426,462
Shionogi & Co., Ltd.	91,922	1,856,310
Sugi Holdings Co., Ltd.	52,644	1,876,248
Sumco Corp.	113,852	1,282,022
Tokyo Tatemono Co., Ltd.	86,385	613,005

		19,176,403

China — 6.3%
AIA Group, Ltd.	997,073	4,367,184
Geely Automobile Holdings, Ltd.	1,996,706	969,731
Golden Eagle Retail Group, Ltd.	552,228	995,960
Michael Kors Holdings, Ltd.**	39,039	2,217,025
Sands China, Ltd.	522,091	2,707,121
Techtronic Industries Co.	442,000	1,076,167

		12,333,188

Australia — 4.4%
Aurizon Holdings, Ltd.	739,253	3,101,771
Aurora Oil & Gas, Ltd.**	269,083	924,510
BHP Billton, Ltd. — SP ADR	38,640	2,644,135
Telstra Corp., Ltd.	421,086	1,977,238

		8,647,654

South Korea — 3.3%
Hyundai Motor Co.	9,700	1,948,544
Samsung Electronics Co., Ltd.	3,267	4,433,912

		6,382,456

Indonesia — 2.1%
PT Bank Central Asia Tbk	1,726,575	2,025,516

Driehaus International Discovery Fund

Schedule of Investments

March 31, 2013 (unaudited)

	Number of Shares	Market Value (Note A)
PT Perusahaan Gas Negara Persero Tbk	3,580,108	$2,192,091

		4,217,607

Taiwan — 2.1%
Ginko International Co., Ltd.	67,000	1,104,623
MediaTek, Inc.	169,000	1,921,578
St. Shine Optical Co., Ltd.	51,000	996,037

		4,022,238

Singapore — 1.5%
Global Logistic Properties, Ltd.	1,408,068	2,974,272
Philippines — 1.1%
SM Investments Corp.	81,692	2,231,967
Malaysia — 1.0%
IHH Healthcare BHD**	852,513	1,013,159
Malayan Banking BHD	330,338	1,002,802

		2,015,961

India — 0.9%
Tata Motors, Ltd. — SP ADR	70,962	1,732,182
Thailand — 0.6%
Siam Cement PCL — NVDR	75,920	1,244,378

Total FAR EAST		64,978,306

NORTH AMERICA — 10.2%
Canada — 4.8%
B2Gold Corp.**	665,910	2,025,557
Dollarama, Inc.	22,639	1,453,701
Finning International, Inc.	57,867	1,441,762
Pacific Rubiales Energy Corp.	59,673	1,262,952
Suncor Energy, Inc.	76,987	2,306,920
Trilogy Energy Corp.	36,031	1,039,236

		9,530,128

Mexico — 3.8%
Fibra Uno Administracion SA de CV — REIT	1,304,362	4,303,361
Genomma Lab Internacional SAB de CV — B**	910,360	2,226,619
Grupo Financiero Banorte SAB de CV — O	122,200	976,298

		7,506,278

United States — 1.6%
Catamaran Corp.**	58,440	3,099,073

Total NORTH AMERICA		20,135,479

SOUTH AMERICA — 7.7%
Brazil — 5.5%
Anhanguera Educacional Participacoes SA	234,506	3,791,321
Brazil Pharma SA	245,174	1,710,728
Kroton Educacional SA	190,490	2,439,629
Qualicorp SA**	282,055	2,832,065

		10,773,743

Chile — 1.2%
SACI Falabella	186,506	2,242,186
Peru — 1.0%
Credicorp, Ltd.	12,288	2,040,422

Total SOUTH AMERICA		15,056,351

Total EQUITY SECURITIES (Cost $167,512,712)		193,796,237

		Market Value (Note A)
TOTAL INVESTMENTS (COST $167,512,712)	98.6%	$193,796,237
Other Assets In Excess Of Liabilities	1.4%	2,783,081

Net Assets	100.0%	$196,579,318

The federal income tax basis and unrealized appreciation (depreciation) for all investments is as follows:

Basis:	$167,722,797

Gross Appreciation	$28,401,480
Gross Depreciation	(2,328,040)

Net Appreciation	$26,073,440

**	Non-income producing security

NVDR	— Non-Voting Depository Receipt
REIT	— Real Estate Investment Trust
SP ADR	— Sponsored American Depository Receipt
SP GDR	— Sponsored Global Depository Receipt

See accompanying Notes to Schedule of Investments.

Driehaus Emerging Markets Growth Fund

Schedule of Investments

March 31, 2013 (unaudited)

	Number of Shares	Market Value (Note A)
EQUITY SECURITIES — 92.9%
FAR EAST — 49.2%
China — 12.4%
AIA Group, Ltd.	6,136,510	$26,877,938
China Mobile, Ltd.	749,000	7,931,389
China Oilfield Services, Ltd. — H	8,438,956	17,676,849
China Overseas Land & Investment, Ltd.	5,511,332	15,193,784
China Shenhua Energy Co., Ltd. — H	3,025,470	10,991,009
CIMC Enric Holdings, Ltd.	8,873,470	9,556,423
ENN Energy Holdings, Ltd.	2,241,708	12,417,755
Haier Electronics Group Co., Ltd.	4,602,474	7,340,195
Hilong Holding, Ltd.	6,285,871	2,558,869
Kunlun Energy Co., Ltd.	6,780,000	14,411,501
Tencent Holdings, Ltd.	528,800	16,812,496

		141,768,208

India — 6.9%
HCL Technologies, Ltd.	1,114,910	16,308,251
HDFC Bank, Ltd.	975,112	11,219,619
Infosys, Ltd.	297,178	15,798,551
ITC, Ltd.	2,036,607	11,595,732
Oil & Natural Gas Corp., Ltd.**	995,961	5,706,389
Sun Pharmaceutical Industries, Ltd.	954,078	14,376,121
Tata Motors, Ltd.	863,535	4,276,365

		79,281,028

South Korea — 6.4%
Hyundai Motor Co.	72,522	14,568,279
Kolao Holdings	242,606	5,952,853
Samsung Electronics Co., Ltd.	39,207	53,211,010

		73,732,142

Taiwan — 5.0%
Delta Electronics, Inc.	1,377,000	5,756,208
Ginko International Co., Ltd.	879,000	14,491,999
MediaTek, Inc.	1,259,000	14,315,191
Taiwan Semiconductor Manufacturing Co., Ltd. — SP ADR	1,319,315	22,679,025

		57,242,423

Philippines — 4.9%
Ayala Land, Inc.	12,231,502	9,800,787
Bank of Philippine Islands	2,261,446	6,095,542
International Container Terminal Services, Inc.	5,248,564	11,844,958
Puregold Price Club, Inc.	7,527,184	7,387,006
Robinsons Land Corp.	3,726,200	2,328,304
SM Investments Corp.	220,150	6,014,880
SM Prime Holdings, Inc.	12,877,200	6,026,820
Universal Robina Corp.	2,279,140	6,310,777

		55,809,074

Malaysia — 3.6%
Axiata Group BHD	5,377,200	11,495,903
Malayan Banking BHD	2,454,400	7,450,786
Sapurakencana Petroleum BHD**	8,865,900	8,589,601

	Number of Shares	Market Value (Note A)
UEM Land Holdings BHD**	15,556,424	$13,514,219

		41,050,509

Indonesia — 3.4%
PT Bank Central Asia Tbk	11,312,343	13,270,976
PT Jasa Marga Persero Tbk	5,709,500	3,495,912
PT Media Nusantara Citra Tbk	2,358,756	685,720
PT Semen Indonesia Persero Tbk	3,202,378	5,832,991
PT Telekomunikasi Indonesia Persero Tbk	10,064,661	11,392,979
PT Tower Bersama Infrastructure Tbk**	6,685,607	4,162,379

		38,840,957

Thailand — 3.4%
Kasikornbank PCL — NVDR	2,687,908	19,091,168
PTT PCL — NVDR	725,300	8,024,490
Siam Cement PCL — NVDR	338,100	5,541,677
VGI Global Media PCL — NVDR	1,286,851	5,844,329

		38,501,664

Singapore — 2.1%
Global Logistic Properties, Ltd.	5,043,000	10,652,364
Lippo Malls Indonesia Retail Trust — REIT	19,752,356	8,201,285
Yoma Strategic Holdings, Ltd.	9,057,989	5,550,104

		24,403,753

Cambodia — 1.1%
NagaCorp, Ltd.	14,254,304	12,027,709

Total FAR EAST		562,657,467

SOUTH AMERICA — 17.0%
Brazil — 13.5%
Anhanguera Educacional Participacoes SA	896,367	14,491,802
Arezzo Industria e Comercio SA	173,967	3,479,770
CCR SA	856,000	8,743,209
Cia. de Bebidas das Americas — Pref.	272,800	11,499,247
Cia. de Saneamento Basico do Estado de Sao Paulo	174,400	8,309,406
Cielo SA	254,600	7,492,793
Fibria Celulose SA — SP ADR**	262,008	3,162,437
Itau Unibanco Holding SA — PREF ADR	1,114,877	19,844,811
Kroton Educacional SA	1,264,614	16,196,071
Lojas Americanas SA — Pref.	1,194,700	10,304,897
Marcopolo SA — Pref.	1,063,900	7,544,569
Multiplan Empreendimentos Imobiliarios SA	250,534	7,197,080
Petroleo Brasileiro SA	1,216,023	11,054,481
Qualicorp SA**	319,810	3,211,157

Driehaus Emerging Markets Growth Fund

Schedule of Investments

March 31, 2013 (unaudited)

	Number of Shares	Market Value (Note A)
Ultrapar Participacoes SA	879,600	$22,299,596

		154,831,326

Chile — 1.7%
SACI Falabella	1,319,773	15,866,387
Sonda SA	951,370	3,318,395

		19,184,782

Peru — 1.4%
Credicorp, Ltd.	73,633	12,226,760
Ferreycorp SAA	4,143,692	4,287,681

		16,514,441

Colombia — 0.4%
Almacenes Exito SA	237,168	4,274,351

Total SOUTH AMERICA		194,804,900

EUROPE — 11.4%
Russia — 5.0%
Eurasia Drilling Co., Ltd. — GDR	326,298	11,583,579
Magnit — SP GDR	416,631	18,810,890
MegaFon OAO — GDR**	232,477	7,206,787
Mobile Telesystems — SP ADR	219,941	4,561,576
Sberbank RF — SP ADR	1,165,612	14,943,146

		57,105,978

Turkey — 2.9%
Aselsan Elektronik Sanayi Ve Ticaret AS	980,712	5,691,414
Otokar Otomotiv Ve Savunma Sanayi AS	165,710	5,220,511
TAV Havalimanlari Holding AS	732,291	4,715,188
Turkiye Halk Bankasi AS	1,137,352	12,163,688
Yapi Ve Kredi Bankasi AS	1,855,336	5,742,487

		33,533,288

United Kingdom — 1.9%
BHP Billiton PLC	356,954	10,386,505
HSBC Holdings PLC	1,054,000	11,133,970

		21,520,475

Poland — 0.6%
Eurocash SA	380,689	6,212,349
Italy — 0.5%
Prada SpA	584,600	5,949,514
France — 0.5%
Sanofi	55,852	5,675,265

Total EUROPE		129,996,869

NORTH AMERICA — 9.3%
Mexico — 7.0%
Alfa SAB de CV	2,374,800	5,798,831
Bolsa Mexicana de Valores SAB de CV	780,048	2,233,770
El Puerto de Liverpool SAB de CV	814,461	10,030,871
Fibra Uno Administracion SA de CV — REIT	7,524,130	24,823,668
Fomento Economico Mexicano SAB de CV — SP ADR	100,601	11,418,213
Genomma Lab Internacional SAB de CV — B**	4,583,100	11,209,652

	Number of Shares	Market Value (Note A)
Grupo Financiero Banorte SAB de CV — O	1,794,565	$14,337,400

		79,852,405

Canada — 1.2%
Gran Tierra Energy, Inc.**	1,012,652	5,911,332
Pacific Rubiales Energy Corp.	371,538	7,863,432

		13,774,764

United States — 1.1%
Mead Johnson Nutrition Co.	84,990	6,582,476
Schlumberger, Ltd.	76,447	5,725,116

		12,307,592

Total NORTH AMERICA		105,934,761

AFRICA — 4.2%
South Africa — 3.0%
Barloworld, Ltd.	44,442	463,206
Life Healthcare Group Holdings, Ltd.	2,244,294	8,444,811
MTN Group, Ltd.	322,136	5,657,077
Sasol, Ltd.	189,486	8,393,987
Shoprite Holdings, Ltd.	560,685	11,146,261

		34,105,342

Nigeria — 1.2%
Zenith Bank PLC	102,965,049	13,832,580

Total AFRICA		47,937,922

MIDDLE EAST — 1.8%
Qatar — 0.8%
Industries Qatar QSC	201,798	8,912,267
Pakistan — 0.5%
Engro Foods, Ltd.**	4,952,254	6,423,335
United Arab Emirates — 0.5%
Emaar Properties PJSC	3,875,155	5,496,749

Total MIDDLE EAST		20,832,351

Total EQUITY SECURITIES (Cost $934,780,302)		1,062,164,270

EQUITY CERTIFICATES — 2.2%
MIDDLE EAST — 2.2%
Saudi Arabia — 2.2%
Etihad Etisalat Co.†	828,307	18,000,912
Samba Financial Group†	568,789	6,749,270

		24,750,182

Total EQUITY CERTIFICATES (Cost $21,770,882)		24,750,182

TOTAL INVESTMENTS (COST $956,551,184)	95.1%	$1,086,914,452
Other Assets In Excess Of Liabilities	4.9%	56,095,042

Net Assets	100.0%	$1,143,009,494

The federal income tax basis and unrealized appreciation (depreciation) for all investments is as follows:

Basis:	$960,908,779

Gross Appreciation	$139,298,143
Gross Depreciation	(13,292,470)

Net Appreciation	$126,005,673

Driehaus Emerging Markets Growth Fund

Schedule of Investments

March 31, 2013 (unaudited)

**	Non-income producing security
†	Restricted security - Investments in securities not registered under the Securities Act of 1933, excluding 144A securities. At March 31, 2013, the value of these restricted securities amounted to $24,750,182 or 2.2% of net assets.

Additional information on each restricted security is as follows:

Security	Counter- party	Acquisition Date(s)	Acquisition Cost
Etihad Etisalat Co.	MSCO	08/27/12 to 03/04/13	$14,990,987
Samba Financial Group	MSCO	03/26/13 to 03/27/13	$6,779,895

GDR	— Global Depository Receipt
MSCO	— Morgan Stanley & Co., Inc.
NVDR	— Non-Voting Depository Receipt
PREF ADR	— Preferred American Depository Receipt
REIT	— Real Estate Investment Trust
SP ADR	— Sponsored American Depository Receipt
SP GDR	— Sponsored Global Depository Receipt

See accompanying Notes to Schedule of Investments.

Driehaus Emerging Markets Small Cap Growth Fund

Schedule of Investments

March 31, 2013 (unaudited)

	Number of Shares	Market Value (Note A)
EQUITY SECURITIES — 89.4%
FAR EAST — 54.4%
China — 14.8%
Biostime International Holdings, Ltd.	224,500	$1,169,851
China Medical System Holdings, Ltd.	550,000	558,322
CIFI Holdings Group Co., Ltd.	5,990,000	1,041,732
CIMC Enric Holdings, Ltd.	1,054,000	1,135,122
Geely Automobile Holdings, Ltd.	1,982,825	962,989
Haier Electronics Group Co., Ltd.	637,962	1,017,445
Haitian International Holdings, Ltd.	1,039,000	1,616,881
Hilong Holding, Ltd.	4,249,438	1,729,873
Honghua Group, Ltd.	6,790,000	3,157,712
Ju Teng International Holdings, Ltd.	2,018,000	1,268,635
Sunac China Holdings, Ltd.	942,000	663,795
Tiangong International Co., Ltd.	6,044,000	1,759,659
Wison Engineering Services Co., Ltd.**	3,581,000	1,683,809

		17,765,825

Indonesia — 7.0%
PT Bekasi Fajar Industrial Estate Tbk**	8,647,500	863,193
PT Bumi Serpong Damai Tbk	4,756,793	856,639
PT Ciputra Property Tbk	7,504,500	741,376
PT Holcim Indonesia Tbk	1,501,500	556,254
PT MNC Sky Vision Tbk**	3,292,500	745,408
PT Summarecon Agung Tbk	3,358,500	855,394
PT Surya Esa Perkasa Tbk**	819,500	242,456
PT Tempo Scan Pacific Tbk	1,668,000	660,849
PT Tower Bersama Infrastructure Tbk**	2,911,500	1,812,665
PT Wismilak Inti Makmur Tbk**	9,784,500	1,027,033

		8,361,267

Philippines — 6.2%
East West Banking Corp.**	1,031,300	844,044
Megaworld Corp.	13,119,000	1,250,500
Metro Pacific Investments Corp.	3,971,500	543,028
Philippine Seven Corp.	222,399	512,264
Robinsons Land Corp.	1,770,900	1,106,541
Security Bank Corp.	116,784	520,821
Universal Robina Corp.	218,220	604,236
Vista Land & Lifescapes, Inc.	15,391,000	2,044,088

		7,425,522

Singapore — 5.1%
Ezion Holdings, Ltd.	884,000	1,546,563
First REIT	1,181,000	1,190,188
Lippo Malls Indonesia Retail Trust — REIT	2,486,000	1,032,201
Parkson Retail Asia, Ltd.	263,000	347,740

	Number of Shares	Market Value (Note A)
Yoma Strategic Holdings, Ltd.	3,208,908	$1,966,195

		6,082,887

Thailand — 4.8%
Amata Corp. PCL	584,400	476,939
Beauty Community PCL — NVDR	1,975,800	1,470,802
Home Products Center PCL — NVDR	896,580	514,343
Land & Houses PCL — NVDR	1,326,200	579,661
Malee Sampran Factory PCL — NVDR	215,000	1,027,830
VGI Global Media PCL — NVDR	370,558	1,682,917

		5,752,492

Malaysia — 4.2%
Guinness Anchor BHD	112,600	669,091
KPJ Healthcare BHD	426,200	816,201
Oldtown BHD	2,243,400	1,782,259
UEM Land Holdings BHD**	1,974,494	1,715,288
		4,982,839
Taiwan — 3.8%
Chailease Holding Co., Ltd.	281,000	779,968
Ginko International Co., Ltd.	51,000	840,833
Hermes Microvision, Inc.	49,000	1,188,028
Hiwin Technologies Corp.	136,150	1,001,689
St. Shine Optical Co., Ltd.	40,000	781,206

		4,591,724

South Korea — 3.4%
Kolao Holdings	167,685	4,114,507
Cambodia — 2.9%
NagaCorp, Ltd.	4,069,529	3,433,848
Sri Lanka — 1.5%
Commercial Bank of Ceylon PLC	865,757	771,838
John Keells Holdings PLC	539,923	1,052,158

		1,823,996

Vietnam — 0.7%
Masan Group Corp.**	150,320	882,863

Total FAR EAST		65,217,770

SOUTH AMERICA — 11.2%
Brazil — 7.7%
All America Latina Logistica SA	83,400	415,194
Anhanguera Educacional Participacoes SA	101,141	1,635,173
Arezzo Industria e Comercio SA	47,374	947,597
B2W Companhia Global do Varejo**	122,200	907,089
Iguatemi Empresa de Shopping Centers SA	44,800	564,004
Kroton Educacional SA	152,800	1,956,929
Linx SA	32,000	502,942
Mahle-Metal Leve SA Industria e Comercio	53,500	729,660
Marcopolo SA — Pref.	76,000	538,948
Mills Estruturas e Servicos de Engenharia SA	30,200	484,366

Driehaus Emerging Markets Small Cap Growth Fund

Schedule of Investments

March 31, 2013 (unaudited)

	Number of Shares	Market Value (Note A)
Randon Participacoes SA — Pref.	97,388	$605,316

		9,287,218

Peru — 1.9%
Alicorp SA	181,725	677,083
Ferreycorp SAA	516,738	534,694
Intercorp Financial Services, Inc.	26,722	1,068,880

		2,280,657

Chile — 1.6%
Forus SA	119,704	842,625
Parque Arauco SA	400,545	1,034,876

		1,877,501

Total SOUTH AMERICA		13,445,376

NORTH AMERICA — 9.7%
Mexico — 8.5%
Alsea SAB de CV**	308,600	886,465
Asesor de Activos Prisma SAPI de CV**	600,000	918,111
Banregio Grupo Financiero SAB de CV	267,560	1,389,849
Bolsa Mexicana de Valores SAB de CV	328,576	940,920
Fibra Uno Administracion SA de CV — REIT	843,000	2,781,232
Genomma Lab Internacional SAB de CV — B**	375,200	917,689
Grupo Aeroportuario del Centro Norte SAB de CV — ADR	40,906	1,366,260
Mexico Real Estate Management SA de CV — REIT**	426,200	948,917

		10,149,443

Canada — 1.2%
Africa Oil Corp.**	83,365	585,911
Gran Tierra Energy, Inc.**	138,719	815,668

		1,401,579

Total NORTH AMERICA		11,551,022

AFRICA — 4.9%
Nigeria — 3.9%
Guaranty Trust Bank PLC	10,127,510	1,667,159
Guinness Nigeria PLC	548,613	916,950
Unilever Nigeria PLC	1,686,480	571,733
Zenith Bank PLC	11,122,363	1,494,206

		4,650,048

Kenya — 0.6%
Safaricom, Ltd.	11,371,700	798,014
South Africa — 0.4%
Clicks Group, Ltd.	71,831	453,001

Total AFRICA		5,901,063

EUROPE — 4.9%
Turkey — 3.1%
Bizim Toptan Satis Magazalari AS	7,916	122,067
Koza Altin Isletmeleri AS	26,467	618,777
Otokar Otomotiv Ve Savunma Sanayi AS	49,512	1,559,821
Tofas Turk Otomobil Fabrikasi AS	91,439	659,525

	Number of Shares	Market Value (Note A)
Turk Traktor ve Ziraat Makineleri AS	22,162	$728,812

		3,689,002

Austria — 0.5%
C.A.T. oil AG	48,392	577,513
Kazakhstan — 0.5%
Halyk Savings Bank of Kazakhstan — GDR**	79,945	574,005
Norway — 0.4%
DNO International ASA**	286,829	495,993
United Kingdom — 0.4%
Ophir Energy PLC**	68,335	480,846

Total EUROPE		5,817,359

MIDDLE EAST — 4.3%
Pakistan — 3.1%
Engro Foods, Ltd.**	1,084,797	1,407,039
HUB Power Co.	981,000	499,772
Lucky Cement, Ltd.	681,800	1,157,328
United Bank, Ltd.	777,000	659,423

		3,723,562

Oman — 0.6%
Bank Muscat SAOG	454,550	726,099
Egypt — 0.6%
Commercial International Bank Egypt SAE	72,811	327,717
Juhayna Food Industries	343,919	395,835

		723,552

Total MIDDLE EAST		5,173,213

Total EQUITY SECURITIES (Cost $87,909,606)		107,105,803

EQUITY CERTIFICATES — 8.3%
FAR EAST — 4.6%
India — 4.6%
Colgate-Palmolive, Ltd.†	25,319	578,424
Emami, Ltd.†	99,127	1,097,875
Federal Bank, Ltd.†	107,215	948,167
Ipca Laboratories, Ltd.†	118,417	1,153,449
Kaveri Seed Co., Ltd.†	28,723	634,363
Page Industries, Ltd.†	8,242	505,067
Yes Bank, Ltd.†**	69,510	548,534

		5,465,879

Total FAR EAST		5,465,879

MIDDLE EAST — 3.7%
Saudi Arabia — 3.7%
Al Mouwasat Medical Services Co.†	32,438	551,417
Bank Al-Jazira†	209,812	1,493,782
Fawaz Abdulaziz Alhokair & Co.†	39,354	1,259,261
Herfy Food Services Co.†	37,563	1,151,870

		4,456,330

Total MIDDLE EAST		4,456,330

Total EQUITY CERTIFICATES (Cost $9,474,789)		9,922,209

Driehaus Emerging Markets Small Cap Growth Fund

Schedule of Investments

March 31, 2013 (unaudited)

	Number of Shares or Face Value		Market Value (Note A)
CONVERTIBLE CORPORATE BOND — 0.0%
MIDDLE EAST — 0.0%
Oman — 0.0%
Bank Muscat SAOG, 4.5% 12/31/16	6,818	*	$17,709

			17,709

Total MIDDLE EAST			17,709

Total CONVERTIBLE CORPORATE BOND (Cost $17,710)			17,709

PURCHASED CALL OPTION — 0.0%
iShares MSCI Taiwan Index Fund, Exercise Price: $14.00, Expiration Date April, 2013**	10,000		10,000

Total PURCHASED CALL OPTIONS (Premiums paid $140,221)			10,000

PURCHASED PUT OPTIONS — 1.0%
Energy Select Sector SPDR Fund, Exercise Price: $75.00, Expiration Date April, 2013**	1,000		19,000
Energy Select Sector SPDR Fund, Exercise Price: $77.00, Expiration Date April, 2013**	3,000		132,000
Industrial Select Sector SPDR Fund, Exercise Price: $40.00, Expiration Date April, 2013**	11,747		152,711
iShares FTSE China 25 Index Fund, Exercise Price: $37.00, Expiration Date April, 2013**	2,126		157,324
iShares MSCI Emerging Markets Index Fund, Exercise Price: $42.00, Expiration Date April, 2013**	4,000		128,000
iShares MSCI Emerging Markets Index Fund, Exercise Price: $43.00, Expiration Date April, 2013**	3,000		207,000
iShares Russell 2000 Index Fund, Exercise Price: $86.00, Expiration Date April, 2013**	806		9,672
iShares Russell 2000 Index Fund, Exercise Price: $88.00, Expiration Date April, 2013**	1,492		29,840
iShares Russell 2000 Index Fund, Exercise Price: $92.00, Expiration Date April, 2013**	4,000		248,000

	Number of Shares	Market Value (Note A)
Materials Select Sector SPDR Fund, Exercise Price: $38.00, Expiration Date April, 2013**	5,000	$105,000

Total PURCHASED PUT OPTIONS (Premiums paid $1,659,081)		1,188,547

TOTAL INVESTMENTS (COST $99,201,407)	98.7%	$118,244,268
Other Assets In Excess Of Liabilities	1.3%	1,615,798

Net Assets	100.0%	$119,860,066

The federal income tax basis and unrealized appreciation (depreciation) for all investments is as follows:

Basis:	$100,068,892

Gross Appreciation	$21,176,706
Gross Depreciation	(3,019,039)

Net Appreciation	$18,157,667

*	Local currency
**	Non-income producing security
†	Restricted security - Investments in securities not registered under the Securities Act of 1933, excluding 144A securities. At March 31, 2013, the value of these restricted securities amounted to $9,922,209 or 8.3% of net assets.

Additional information on each restricted security is as follows:

Security	Counter- party	Acquisition Date(s)	Acquisition Cost
Al Mouwasat Medical Services Co.	MLCO	03/11/13	$557,996
Bank Al-Jazira	MSCO	02/19/13 to 03/19/13	$1,546,769
Colgate-Palmolive, Ltd.	MLCO	08/16/12 to 08/29/12	$539,913
Emami, Ltd.	MLCO	02/13/13 to 03/19/13	$1,128,946
Fawaz Abdulaziz Alhokair & Co.	MLCO & MSCO	10/09/12 to 03/19/13	$1,099,758
Federal Bank, Ltd.	MLCO	12/04/12 to 12/11/12	$969,264
Herfy Food Services Co.	MSCO	09/11/12 to 03/20/13	$1,059,601
Ipca Laboratories, Ltd.	MLCO	03/04/13 to 03/19/13	$1,097,219
Kaveri Seed Co., Ltd.	MLCO	10/05/12 to 11/01/12	$588,605
Page Industries, Ltd.	MLCO	04/27/12 to 05/11/12	$480,547
Yes Bank, Ltd.	MLCO	08/22/11 to 07/31/12	$406,171

GDR	— Global Depository Receipt
MLCO	— Merrill Lynch & Co., Inc.
MSCO	— Morgan Stanley & Co., Inc.
NVDR	— Non-Voting Depository Receipt
REIT	— Real Estate Investment Trust

See accompanying Notes to Schedule of Investments.

Driehaus International Small Cap Growth Fund

Schedule of Investments

March 31, 2013 (unaudited)

	Number of Shares	Market Value (Note A)
EQUITY SECURITIES — 93.0%
EUROPE — 39.2%
United Kingdom — 20.6%
ASOS PLC**	52,826	$2,686,531
Aveva Group PLC	70,403	2,421,899
Barratt Developments PLC**	645,230	2,687,274
Booker Group PLC	1,540,819	2,844,568
Domino’s Pizza UK & IRL PLC	328,539	3,007,685
Filtrona PLC	374,870	4,146,680
Great Portland Estates PLC — REIT	477,780	3,600,066
Halma PLC	242,768	1,910,775
Home Retail Group PLC	1,074,187	2,533,145
Imagination Technologies Group PLC**	314,048	2,353,464
John Wood Group PLC	203,599	2,680,604
Ocado Group PLC**	599,999	1,440,443
Phoenix Group Holdings	172,477	1,750,637
Rotork PLC	56,832	2,507,714
RPC Group PLC	425,506	2,569,989
Spectris PLC	71,810	2,679,796
Spirax-Sarco Engineering PLC	92,068	3,758,935
SuperGroup PLC**	111,640	1,029,667
Telecity Group PLC	174,080	2,389,821
Victrex PLC	98,837	2,492,964

		51,492,657

Germany — 6.0%
Deutsche Wohnen AG	130,101	2,364,806
Freenet AG	104,920	2,549,298
Gerresheimer AG	21,651	1,244,047
MTU Aero Engines Holding AG	26,121	2,476,091
NORMA Group AG	72,258	2,277,166
Wincor Nixdorf AG	52,662	2,615,819
Wirecard AG	49,559	1,369,016

		14,896,243

Switzerland — 2.5%
Tecan Group AG	24,858	2,330,519
Temenos Group AG	161,732	3,841,838

		6,172,357

Luxembourg — 2.0%
AZ Electronic Materials SA	427,005	2,466,797
GAGFAH SA**	205,479	2,523,579

		4,990,376

Sweden — 1.8%
Axis Communications AB	92,000	2,392,984
Intrum Justitia AB	112,487	2,174,979

		4,567,963

Spain — 1.5%
Viscofan SA	69,259	3,631,543
Norway — 1.4%
Opera Software ASA	198,142	1,261,975
Prosafe SE	240,242	2,323,961

		3,585,936

Denmark — 1.2%
Christian Hansen Holding AS	77,005	2,857,039
Italy — 1.1%
Brembo SpA	29,077	466,279

	Number of Shares	Market Value (Note A)
Yoox SpA**	124,217	$2,327,914

		2,794,193

Netherlands — 0.7%
AerCap Holdings NV**	116,300	1,796,835
Ireland — 0.4%
Kentz Corp, Ltd.	163,254	1,078,554

Total EUROPE		97,863,696

FAR EAST — 38.0%
Japan — 20.0%
AEON Financial Service Co., Ltd.	49,400	1,396,960
Calbee, Inc.	30,819	2,425,971
Disco Corp.	32,870	1,864,618
GLP J — REIT	1,890	2,029,840
Hulic Co., Ltd.	311,400	2,553,788
Jaccs Co., Ltd.	233,803	1,455,448
Kakaku.com, Inc.	26,086	656,203
M3, Inc.	1,285	2,502,156
MISUMI Group, Inc.	140,854	3,881,397
Modec, Inc.	36,846	1,108,100
MonotaRO Co., Ltd.	25,549	1,245,763
Nomura Real Estate Holdings, Inc.	120,000	2,677,006
Sanrio Co., Ltd.	60,455	2,674,829
Santen Pharmaceutical Co., Ltd.	27,200	1,258,363
Sawai Pharmaceutical Co., Ltd.	11,400	1,352,717
SCSK Corp.	144,530	2,788,192
Seven Bank, Ltd.	389,500	1,249,578
Ship Healthcare Holdings, Inc.	82,893	2,923,512
Sugi Holdings Co., Ltd.	96,772	3,448,983
Sumitomo Real Estate Sales Co., Ltd.	13,866	829,294
Taiyo Yuden Co., Ltd.	218,924	2,767,510
Tokyo Seimitsu Co., Ltd.	149,107	3,102,997
Tokyo Tatemono Co., Ltd.	205,696	1,459,658
Wacom Co., Ltd.	611	2,359,362

		50,012,245

China — 4.8%
Biostime International Holdings, Ltd.	137,822	718,179
China Wireless Technologies, Ltd.	7,276,055	2,390,186
Geely Automobile Holdings, Ltd.	2,505,000	1,216,591
Giordano International, Ltd.	1,214,000	1,210,473
Haier Electronics Group Co., Ltd.	1,695,404	2,703,893
Techtronic Industries Co.	1,553,525	3,782,471

		12,021,793

Philippines — 3.5%
East West Banking Corp.**	2,023,551	1,656,128
Megaworld Corp.	12,649,000	1,205,700
Puregold Price Club, Inc.	1,687,556	1,656,129
Universal Robina Corp.	1,099,940	3,045,656
Vista Land & Lifescapes, Inc.	9,667,400	1,283,933

		8,847,546

Indonesia — 3.3%
PT Ace Hardware Indonesia Tbk	3,721,764	317,887

Driehaus International Small Cap Growth Fund

Schedule of Investments

March 31, 2013 (unaudited)

	Number of Shares	Market Value (Note A)
PT Alam Sutera Realty Tbk	12,354,303	$1,360,340
PT Bumi Serpong Damai Tbk	14,159,148	2,549,885
PT Mitra Adiperkasa Tbk	2,906,063	2,721,397
PT Tower Bersama Infrastructure Tbk**	2,131,000	1,326,735

		8,276,244

Thailand — 1.5%
Home Products Center PCL — NVDR	2,335,260	1,339,674
Land & Houses PCL — NVDR	5,416,100	2,367,290

		3,706,964

Singapore — 1.3%
Mapletree Commercial Trust — REIT	2,958,885	3,208,530
South Korea — 1.3%
Kolao Holdings	57,789	1,417,976
Youngone Corp.	45,499	1,738,008

		3,155,984

Australia — 1.3%
M2 Telecommunications Group, Ltd.	367,067	1,876,456
Treasury Wine Estates, Ltd.	207,964	1,232,004
		3,108,460
Malaysia — 1.0%
UEM Land Holdings BHD**	2,836,088	2,463,774

Total FAR EAST		94,801,540

NORTH AMERICA — 11.8%
Canada — 7.2%
B2Gold Corp.**	805,000	2,448,639
Cineplex, Inc.	113,150	3,840,539
Element Financial Corp.**	355,942	3,153,495
Open Text Corp.**	40,688	2,404,792
Primaris Retail — REIT	87,623	2,348,747
Secure Energy Services, Inc.	207,290	2,493,561
ShawCor, Ltd.	27,930	1,184,176

		17,873,949

Mexico — 3.5%
Fibra Uno Administracion SA de CV — REIT	1,204,792	3,974,859
Genomma Lab Internacional SAB de CV — B**	1,256,007	3,072,026
Mexico Real Estate Management SA de CV — REIT**	769,107	1,712,385

		8,759,270

United States — 1.1%
Samsonite International SA	1,094,141	2,734,454

Total NORTH AMERICA		29,367,673

SOUTH AMERICA — 4.0%
Brazil — 4.0%
Anhanguera Educacional Participacoes SA	138,427	2,237,986
Arezzo Industria e Comercio SA	176,633	3,533,097
B2W Companhia Global do Varejo**	242,109	1,797,172
Brazil Pharma SA	179,735	1,254,120

	Number of Shares	Market Value (Note A)
Mills Estruturas e Servicos de Engenharia SA	79,388	$1,273,272

		10,095,647

Total SOUTH AMERICA		10,095,647

Total EQUITY SECURITIES (Cost $197,190,985)		232,128,556

TOTAL INVESTMENTS (COST $197,190,985)	93.0%	$232,128,556
Other Assets In Excess Of Liabilities	7.0%	17,474,299

Net Assets	100.0%	$249,602,855

The federal income tax basis and unrealized appreciation (depreciation) for all investments is as follows:

Basis:	$199,823,989

Gross Appreciation	$36,184,000
Gross Depreciation	(3,879,433)

Net Appreciation	$32,304,567

**	Non-income producing security

NVDR	— Non-Voting Depository Receipt
REIT	— Real Estate Investment Trust

See accompanying Notes to the Schedule of Investments.

Driehaus Global Growth Fund

Schedule of Investments

March 31, 2013 (unaudited)

	Number of Shares	Market Value (Note A)
EQUITY SECURITIES — 98.0%
NORTH AMERICA — 65.9%
United States — 61.5%
Alexion Pharmaceuticals, Inc.**	3,929	$362,018
Allergan, Inc.	2,359	263,335
Amazon.com, Inc.**	2,074	552,700
Apple Inc.	3,070	1,358,874
Ariad Pharmaceuticals, Inc.**	14,197	256,824
Beam, Inc.	5,710	362,813
Berry Plastics Group, Inc.**	13,020	248,031
Biogen Idec, Inc.**	1,026	197,926
BioMarin Pharmaceutical, Inc.**	5,964	371,319
Carpenter Technology Corp.	9,247	455,785
Catamaran Corp.**	10,992	582,906
Celgene Corp.**	2,880	333,821
Cerner Corp.**	3,170	300,357
Concho Resources, Inc.**	5,561	541,808
Continental Resources, Inc.**	3,751	326,074
Costco Wholesale Corp.	5,394	572,357
Cummins, Inc.	4,960	574,418
DSW, Inc. — A	4,273	272,617
Edwards Lifesciences Corp.**	6,987	574,052
Equinix, Inc.**	1,659	358,858
Facebook, Inc. — A**	13,114	335,456
FMC Technologies, Inc.**	5,669	308,337
Gilead Sciences, Inc.**	6,940	339,574
GNC Holdings, Inc. — A	11,833	464,800
Google, Inc. — A**	645	512,149
Halliburton Co.	13,410	541,898
Hertz Global Holdings, Inc.**	6,785	151,034
Informatica Corp.**	7,840	270,245
Intuitive Surgical, Inc.**	1,565	768,712
Joy Global, Inc.	5,690	338,669
LKQ Corp.**	12,210	265,690
MasterCard, Inc. — A	824	445,891
Mead Johnson Nutrition Co.	4,880	377,956
Medivation, Inc.**	8,897	416,113
Morgan Stanley	12,904	283,630
MRC Global, Inc.**	17,819	586,780
National Oilwell Varco, Inc.	6,730	476,148
Palo Alto Networks, Inc.**	8,410	476,006
Polaris Industries, Inc.	4,048	374,400
Precision Castparts Corp.	1,973	374,120
priceline.com, Inc.**	664	456,786
Qualcomm, Inc.	5,625	376,594
Ross Stores, Inc.	6,072	368,085
Salesforce.com, Inc.**	2,799	500,545
SolarWinds, Inc.**	8,700	514,170
Starbucks Corp.	8,452	481,426
Stratasys, Ltd.**	2,670	198,167
Synageva BioPharma Corp.**	7,747	425,465
Ulta Salon Cosmetics & Fragrance, Inc.**	6,072	492,864
Valero Energy Corp.	4,170	189,693
Whirlpool Corp.	1,533	181,599
Whole Foods Market, Inc.	5,078	440,517
WW Grainger, Inc.	1,613	362,893

	Number of Shares	Market Value (Note A)
Yum! Brands, Inc.	5,275	$379,484

		22,342,789

Mexico — 3.7%
Fibra Uno Administracion SA de CV — REIT	235,476	776,884
Genomma Lab Internacional SAB de CV — B**	161,430	394,836
Grupo Financiero Banorte SAB de CV — O	22,600	180,559

		1,352,279

Canada — 0.7%
New Gold, Inc.**	26,753	243,341

Total NORTH AMERICA		23,938,409

EUROPE — 18.2%
United Kingdom — 5.4%
ASOS PLC**	9,010	458,215
Diageo PLC	13,994	441,213
Rio Tinto PLC — SP ADR	9,820	462,326
Subsea 7 SA	10,520	245,855
Telecity Group PLC	25,832	354,629

		1,962,238

France — 3.7%
Edenred	11,550	377,982
Safran SA	16,070	716,756
Societe BIC SA	2,210	256,632

		1,351,370

Switzerland — 2.2%
Cie Financiere Richemont SA — A	2,200	172,654
Temenos Group AG	13,358	317,311
Xstrata PLC	19,823	321,684

		811,649

Norway — 1.5%
Telenor ASA	24,707	540,185
Netherlands — 1.5%
ASML Holding NV	2,747	184,760
Sensata Technologies Holding NV**	10,750	353,353

		538,113

Denmark — 1.4%
Danske Bank AS**	19,162	342,626
Novo Nordisk AS — B	1,044	169,620

		512,246

Russia — 1.4%
Magnit — SP GDR	4,201	189,675
Sberbank RF — SP ADR	24,583	315,154

		504,829

Ireland — 1.1%
Experian PLC	22,032	381,634

Total EUROPE		6,602,264

FAR EAST — 9.6%
China — 5.0%
AIA Group, Ltd.	180,008	788,436
Michael Kors Holdings, Ltd.**	9,637	547,285
Sands China, Ltd.	95,465	495,001

		1,830,722

South Korea — 2.0%
Hyundai Motor Co.	1,859	373,437

Driehaus Global Growth Fund

Schedule of Investments

March 31, 2013 (unaudited)

	Number of Shares	Market Value (Note A)
Samsung Electronics Co., Ltd.	255	$346,081

		719,518

Australia — 1.6%
Aurizon Holdings, Ltd.	94,840	397,931
Aurora Oil & Gas, Ltd.**	49,392	169,700

		567,631

Singapore — 1.0%
Global Logistic Properties, Ltd.	170,655	360,476

Total FAR EAST		3,478,347

SOUTH AMERICA — 4.3%
Brazil — 3.5%
Anhanguera Educacional Participacoes SA	42,682	690,051
Brazil Pharma SA	12,545	87,534
Qualicorp SA**	50,338	505,435

		1,283,020

Peru — 0.8%
Credicorp, Ltd.	1,750	290,587

Total SOUTH AMERICA		1,573,607

Total EQUITY SECURITIES (Cost $30,403,688)		35,592,627

TOTAL INVESTMENTS (COST $30,403,688)	98.0%	$35,592,627
Other Assets In Excess Of Liabilities	2.0%	735,278

Net Assets	100.0%	$36,327,905

The federal income tax basis and unrealized appreciation (depreciation) for all investments is as follows:

Basis:	$30,490,583

Gross Appreciation	$5,548,150
Gross Depreciation	(446,106)

Net Appreciation	$5,102,044

**	Non-income producing security

REIT	— Real Estate Investment Trust
SP ADR	— Sponsored American Depository Receipt
SP GDR	— Sponsored Global Depository Receipt

See accompanying Notes to the Schedule of Investments.

Driehaus Mid Cap Growth Fund

Schedule of Investments

March 31, 2013 (unaudited)

	Number of Shares	Market Value (Note A)
EQUITY SECURITIES — 97.0%
INFORMATION TECHNOLOGY — 21.3%
Software — 10.5%
Guidewire Software, Inc.**	11,581	$445,174
Interactive Intelligence Group, Inc.**	8,847	392,364
Salesforce.com, Inc.**	2,672	477,834
SolarWinds, Inc.**	7,331	433,262
Splunk, Inc.**	.7,591	303,868
Ultimate Software Group, Inc.**	4,997	520,488
Workday, Inc. — A**	3,225	198,757

		2,771,747

Internet Software & Services — 4.0%
Cornerstone OnDemand, Inc.**	12,006	409,405
CoStar Group, Inc.**	1,632	178,639
Equinix, Inc.**	2,138	462,471

		1,050,515

Communications Equipment — 2.8%
Aruba Networks, Inc.**	10,559	261,230
Palo Alto Networks, Inc.**	4,563	258,266
Ruckus Wireless, Inc. **	9,757	204,897

		724,393

Semiconductors & Semiconductor Equipment — 1.9%
ARM Holdings PLC — SP ADR	2,662	112,788
Cavium, Inc.**	10,036	389,497

		502,285”

Computers & Peripherals — 1.3%
Stratasys, Ltd.**	4,563	338,666

Electronic Equipment, Instruments & Components — 0.8%
IPG Photonics Corp.	3,357	222,938

Total INFORMATION TECHNOLOGY		5,610,544

CONSUMER DISCRETIONARY — 19.4%
Specialty Retail — 5.7%
DSW, Inc. — A	3,887	247,991
GNC Holdings, Inc. — A	11,589	455,216
Ross Stores, Inc.	8,915	540,427
Ulta Salon Cosmetics & Fragrance, Inc.**	3,235	262,585

		1,506,219

Leisure Equipment & Products — 3.9%
Brunswick Corp.	5,276	180,545
Mattel, Inc.	10,633	465,619
Polaris Industries, Inc.	3,987	368,758

		1,014,922

Hotels, Restaurants & Leisure — 3.6%
Bloomin’ Brands, Inc.**	14,931	266,817
Domino’s Pizza, Inc.	4,708	242,180
Wynn Resorts, Ltd.	3,423	428,423

		937,420

Textiles, Apparel & Luxury Goods — 3.1%
Lululemon Athletica, Inc.**	5,157	321,539
Michael Kors Holdings, Ltd.**	8,789	499,127

		820,666

Distributors — 1.8%
LKQ Corp.**	22,002	478,764

	Number of Shares	Market Value (Note A)
Household Durables — 1.3%
KB Home	15,191	$330,708

Total CONSUMER DISCRETIONARY		5,088,699

HEALTH CARE — 17.4%
Biotechnology — 7.3%
Aegerion Pharmaceuticals, Inc.**	6,826	275,361
Alexion Pharmaceuticals, Inc.**	2,455	226,203
BioMarin Pharmaceutical, Inc.**	7,305	454,809
Infinity Pharmaceuticals, Inc.**	6,311	305,894
Medivation, Inc.**	4,024	188,202
Neurocrine Biosciences, Inc.**	18,806	228,305
Synageva BioPharma Corp.**	4,207	231,048

		1,909,822

Health Care Equipment & Supplies — 3.3%
Edwards Lifesciences Corp.**	4,278	351,480
Intuitive Surgical, Inc.**	1,046	513,785

		865,265

Health Care Providers & Services — 3.2%
Air Methods Corp.	3,697	178,343
Catamaran Corp.**	12,486	662,133

		840,476

Health Care Technology — 2.1%
Cemer Corp.**	3,769	357,113
Medidata Solutions, Inc.**	3,240	187,855

		544,968

Pharmaceuticals — 1.5%
Jazz Pharmaceuticals PLC**	7,297	407,975

Total HEALTH CARE		4,568,506

INDUSTRIALS — 14.6%
Trading Companies & Distributors — 4.2%
MRC Global, Inc.**	19,407	639,073
WW Grainger, Inc.	2,032	457,159

		1,096,232

Road & Rail — 3.4%
Avis Budget Group, Inc.**	15,340	426,912
Genesee & Wyoming, Inc. — A**	4,905	456,705

		883,617

Aerospace & Defense — 2.3%
Triumph Group, Inc.	7,856	616,696
Commercial Services & Supplies — 2.0%
Healthcare Services Group, Inc.	20,202	517,777
Building Products — 4%
Owens Coming**	9,528	375,689
Airlines — 0.8%
Spirit Airlines, Inc.**	8,631	218,882
Machinery — 0.5%
Terex Corp.**	3,894	134,031

Total INDUSTRIALS		3,842,924

ENERGY — 9.7%
Energy Equipment & Services — 4.9%
Atwood Oceanics, Inc.**	4,313	226,605

Driehaus Mid Cap Growth Fund

Schedule of Investments

March 31, 2013 (unaudited)

	Number of Shares	Market Value (Note A)
FMC Technologies, Inc.**	8,178	$444,801
Helmerich & Payne, Inc.	2,157	130,930
Hornbeck Offshore Services, Inc.**	10,618	493,312

		1,295,648

Oil, Gas & Consumable Fuels — 4.8%
Concho Resources, Inc.**	4,987	485,883
Continental Resources, Inc.**	4,888	424,914
PBF Energy, Inc.	9,025	335,459

		1,246,256

Total ENERGY		2,541,904

MATERIALS — 7.0%
Containers & Packaging — 2.9%
Berry Plastics Group, Inc.**	16,793	319,907
Rock Tenn Co. — A	4,804	445,763

		765,670

Construction Materials — 1.5%
Texas Industries, Inc.**	6,277	396,141
Chemicals — 1.4%
Axiall Corp.	5,858	364,133
Metals & Mining — 1.2%
Carpenter Technology Corp.	6,224	306,781

Total MATERIALS		1,832,725

CONSUMER STAPLES — 6.6%
Beverages — 3.9%
Beam, Inc.	7,889	501,267
Brown-Forman Corp. — B	7,259	518,293

		1,019,560

Food Products — 1.5%
The Hershey Co.	4,588	401,588
Household Products — 1.2%
Church & Dwight Co., Inc.	4,693	303,309

Total CONSUMER STAPLES		1,724,457

FINANCIALS — 1.0%
Commercial Banks — 1.0%
BBCN Bancorp, Inc.	20,679	270,068

Total FINANCIALS		270,068

Total EQUITY SECURITIES (Cost $20,075,118)		25,479,827

TOTAL INVESTMENTS (COST $20,075,118)	97.0%	$25,479,827
Other Assets In Excess Of Liabilities	3.0%	796,021

Net Assets	100.0%	$26,275,848

The federal income tax basis and unrealized appreciation (depreciation) for all investments is as follows:

Basis:	$20,168,454

Gross Appreciation	$5,522,227
Gross Depreciation	(210,854)

Net Appreciation	$5,311,373

**	Non-income producing security

SP ADR	— Sponsored American Depository Receipt

See accompanying Notes to Schedule of Investments.

Driehaus Large Cap Growth Fund

Schedule of Investments

March 31, 2013 (unaudited)

	Number of Shares	Market Value (Note A)
EQUITY SECURITIES — 97.7%
INFORMATION TECHNOLOGY — 23.7%
Internet Software & Services — 6.7%
Equinix, Inc.**	1,756	$379,840
Facebook, Inc. — A**	9,741	249,175
Google, Inc. — A**	775	615,373
LinkedIn Corp. — A**	558	98,241

		1,342,629

Software — 6.0%
Salesforce.com, Inc.**	2,766	494,644
SolarWinds, Inc.**	6,110	361,101
Splunk, Inc.**	5,625	225,169
Workday, Inc. — A**	1,886	116,234

		1,197,148

Computers & Peripherals — 5.7%
Apple Inc.	2,564	1,134,903
Semiconductors & Semiconductor Equipment — 2.2%
ARM Holdings PLC — SP ADR	3,062	129,737
ASML Holding NV	4,539	308,697

		438,434

Communications Equipment — 2.2%
Qualcomm, Inc.	6,482	433,970
IT Services — 0.9%
Visa, Inc. — A	1,096	186,145

Total INFORMATION TECHNOLOGY		4,733,229

CONSUMER DISCRETIONARY — 20.6%
Hotels, Restaurants & Leisure — 4.6%
Las Vegas Sands Corp.	6,899	388,759
Starbucks Corp.	9,395	535,139

		923,898

Specialty Retail — 4.5%
DSW, Inc. — A	2,897	184,829
GNC Holdings, Inc. — A	5,557	218,279
Ross Stores, Inc.	4,768	289,036
Ulta Salon Cosmetics & Fragrance, Inc.**	2,579	209,337

		901,481

Textiles, Apparel & Luxury Goods — 4.0%
Lululemon Athletica, Inc.**	3,287	204,944
Michael Kors Holdings, Ltd.**	6,572	373,224
NIKE, Inc. — B	3,561	210,135

		788,303

Internet & Catalog Retail — 3.7%
Amazon.com, Inc.**	1,500	399,735
priceline.com, Inc.**	503	346,029

		745,764

Multiline Retail — 1.6%
Target Corp.	4,512	308,846
Distributors — 1.2%
LKQ Corp.**	11,144	242,493
Household Durables — 1.0%
Whirlpool Corp.	1,703	201,737

Total CONSUMER DISCRETIONARY		4,112,522

	Number of Shares	Market Value (Note A)
HEALTH CARE — 18.3%
Biotechnology — 6.4%
Alexion Pharmaceuticals, Inc.**	2,541	$234,128
Biogen Idec, Inc.**	770	148,541
BioMarin Pharmaceutical, Inc.**	5,087	316,717
Celgene Corp.**	1,536	178,038
Gilead Sciences, Inc.**	4,346	212,650
Medivation, Inc.**	4,126	192,973

		1,283,047

Health Care Equipment & Supplies — 4.6%
Covidien PLC	3,345	226,925
Edwards Lifesciences Corp.**	3,075	252,642
Intuitive Surgical, Inc.**	871	427,826

		907,393

Pharmaceuticals — 3.9%
Allergan, Inc.	3,282	366,370
Pfizer, Inc.	14,342	413,910

		780,280

Health Care Providers & Services — 2.2%
Catamaran Corp.**	8,412	446,088
Health Care Technology — 1.2%
Cerner Corp.**	2,501	236,970

Total HEALTH CARE		3,653,778

CONSUMER STAPLES — 11.4%
Food & Staples Retailing — 3.6%
Costco Wholesale Corp.	5,459	579,255
Whole Foods Market, Inc.	1,601	138,887

		718,142

Beverages — 3.4%
Beam, Inc.	5,504	349,724
Brown-Forman Corp. — B	4,566	326,012

		675,736

Food Products — 3.4%
Mondelez International, Inc. — A	11,711	358,474
The Hershey Co.	3,538	309,681

		668,155

Household Products — 1.0%
Church & Dwight Co., Inc.	3,192	206,299

Total CONSUMER STAPLES		2,268,332

INDUSTRIALS — 10.6%
Aerospace & Defense — 4.1%
Precision Castparts Corp.	1,688	320,079
Triumph Group, Inc.	6,366	499,731

		819,810

Trading Companies & Distributors — 3.9%
MRC Global, Inc.**	14,903	490,756
WW Grainger, Inc.	1,311	294,949

		785,705

Machinery — 1.4%
Cummins, Inc.	2,308	267,289
Road & Rail — 1.2%
Hertz Global Holdings, Inc.**	10,621	236,423

Total INDUSTRIALS		2,109,227

Driehaus Large Cap Growth Fund

Schedule of Investments

March 31, 2013 (unaudited)

	Number of Shares	Market Value (Note A)
ENERGY — 8.4%
Oil, Gas & Consumable Fuels — 5.4%
Concho Resources, Inc.**	2,753	$268,225
Continental Resources, Inc.**	3,863	335,811
Kinder Morgan, Inc.	5,746	222,255
Valero Energy Corp.	5,602	254,835

		1,081,126

Energy Equipment & Services — 3.0%
FMC Technologies, Inc.**	5,532	300,885
Halliburton Co.	7,573	306,025

		606,910

Total ENERGY		1,688,036

MATERIALS — 3.1%
Construction Materials — 1.1%
Texas Industries, Inc.**	3,556	224,419
Chemicals — 1.1%
Praxair, Inc.	1,917	213,822
Metals & Mining — 0.9%
Carpenter Technology Corp.	3,564	175,670

Total MATERIALS		613,911

FINANCIALS — 1.6%
Capital Markets — 1.6%
Morgan Stanley	14,961	328,843

Total FINANCIALS		328,843

Total EQUITY SECURITIES (Cost $15,237,331)		19,507,878

TOTAL INVESTMENTS (COST $15,237,331)	97.7%	$19,507,878
Other Assets In Excess Of Liabilities	2.3%	454,977

Net Assets	100.0%	$19,962,855

The federal income tax basis and unrealized appreciation (depreciation) for all investments is as follows:

Basis	$15,293,139

Gross Appreciation	$4,345,462
Gross Depreciation	(130,723)

Net Appreciation	$4,214,739

**	Non-income producing security

SP ADR	— Sponsored American Depository Receipt

See accompanying Notes to Schedule of Investments.

Driehaus Mutual Funds

Notes to Schedules of Investments

A. Portfolio Valuation:

Securities transactions are accounted for on trade date. Equity securities and exchange traded options are valued at the last sale price as of the close of the primary exchange or other designated time. In addition, if quotations are not readily available, if the values have been materially affected by events occurring after the closing of a foreign market, or if there has been a movement in the United States market that exceeds a certain threshold, assets may be valued at fair value as determined in good faith by or under the direction of the Driehaus Mutual Funds’ Board of Trustees. Events that may materially affect asset values that could cause a fair value determination include, but are not limited to: corporate announcements relating to a specific security; natural and other disasters which may impact an entire market or region; and political and other events which may be global or impact a particular country or region. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. To the extent utilized, securities would be considered level 2 in the hierarchy described below. Substantially all transfers between level 1 and level 2 relate to the use of these procedures.

Each Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

Level 1 — quoted prices in active markets for identical securities

Level 2 — significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of the Funds’ investments that are measured at fair value by Level within the fair value hierarchy as of March 31, 2013 is as follows:

Fund	Total Value at March 31, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Driehaus International Discovery Fund
Investments in Securities*	$193,796,237	$193,796,237	$—	$—

Driehaus Emerging Markets Growth Fund
Assets:
Investments in Securities*	$1,062,164,270	$1,062,164,270	$—	$—
Equity Certificates*	24,750,182	—	24,750,182	—

Total Investments	$1,086,914,452	$1,062,164,270	$24,750,182	$—

Driehaus Emerging Markets Small Cap Growth Fund
Assets:
Equity Securities*	$107,105,803	$107,105,803	$—	$—
Equity Certificates*	9,922,209	—	9,922,209	—
Convertible Corporate Bond*	17,709	17,709	—	—
Purchased Call Options by Risk Category:
Equity Contracts	10,000	10,000	—	—
Purchased Put Options by Risk Category:
Equity Contracts	1,188,547	1,188,547	—	—

Total Investments	$118,244,268	$108,322,059	$9,922,209	$—

Driehaus International Small Cap Growth Fund
Investments in Securities*	$232,128,556	$232,128,556	$—	$—

Driehaus Global Growth Fund
Investments in Securities*	$35,592,627	$35,592,627	$—	$—

Driehaus Mid Cap Growth Fund
Investments in Securities*	$25,479,827	$25,479,827	$—	$—

Driehaus Large Cap Growth Fund
Investments in Securities*	$19,507,878	$19,507,878	$—	$—

*	See Schedule of Investments for industry and/or country breakout.

Transfers between levels, if any, are recognized as of the last day in the fiscal quarter of the period in which the event or change in circumstances that caused the reclassification occurred. The Funds used observable inputs in their valuation methodologies whenever they were available and deemed reliable.

When fair value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from closing prices for the same securities, which means that a Fund may value those securities higher or lower than another fund that does not employ fair value. In addition, the fair value price may differ materially from the value a Fund may ultimately realize.

For the period ended March 31, 2013, securities with end of period values of $96,917,323, $393,412,517, $44,030,513, $106,978,078 and $5,752,208 held by Driehaus International Discovery Fund, Driehaus Emerging Markets Growth Fund, Driehaus Emerging Markets Small Cap Growth Fund, Driehaus International Small Cap Growth Fund, and Driehaus Global Growth Fund, respectively, were transferred from Level 2 to Level 1.

For additional information regarding the Funds’ policy for valuation of investments or other significant accounting policies, please refer to the Funds’ most recent Semi-Annual or Annual Report.

B. Options Contracts:

The Funds are subject to equity and other risk exposures in the normal course of pursuing their investment objective. The Funds may use options contracts to hedge their portfolio or a portion thereof or speculatively for the purpose of profiting from a decline in the market value of a security.

The Funds may write covered call and put options on futures, swaps, securities or currencies the Funds own or in which they may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Schedule of Investments. Payments received or made, if any, from writing options with premiums to be determined on a future date are reflected as such in the Schedule of Investments. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. A Fund, as a writer of an option, has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. The risk exists that a Fund may not be able to enter into a closing transaction because of an illiquid market.

For the period ended March 31, 2013, the average volume of purchased options for Driehaus Emerging Markets Small Cap Growth Fund was $1,223,713.

The Funds may also purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included in its Schedule of Investments as an investment and subsequently marked-to-market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss. When entering into purchased option contracts, a Fund bears the risk of securities prices moving unexpectedly, in which case, a Fund may not achieve the anticipated benefits of the purchased option contracts; however, the risk of loss is limited to the premium paid. As of March 31, 2013, the Funds had outstanding options as listed on the Schedule of Investments.

C. Derivative Investment Holdings Categorized by Risk Exposure:

Each Fund is subject to the Financial Accounting Standards Board’s “Disclosures about Derivative Instruments and Hedging Activities” (the “Derivatives Statement”). The Derivatives Statement amends and expands disclosures about derivative instruments and hedging activities. The Derivatives Statement is intended to improve financial reporting about derivative instruments requiring enhanced disclosures to enable investors to better understand how and why the Funds use derivative instruments, how these derivative instruments are accounted for and their effects on the Funds’ financial position and results of operations.

The following table sets forth the fair value of the Driehaus Emerging Market Small Cap Growth Fund’s derivative contracts by primary risk exposure as of March 31, 2013:

Risk exposure category	Asset derivatives	Fair value
Equity contracts*	Investments, at market value	$1,198,547

*	Includes cumulative appreciation/depreciation of options contracts shown in the Schedule of Investments.

Driehaus Active Income Fund

Schedule of Investments

March 31, 2013 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
ASSET-BACKED SECURITIES — 1.85%
Citigroup Mortgage Loan Trust, Inc. 0.27%, 1/25/37[2]	$378,487	$198,402
Countrywide Asset-Backed Certificates 0.68%, 4/25/34[2]	122,988	119,969
Fannie Mae REMICS 0.85%, 9/25/23[2]	10,718,970	10,846,954
Fannie Mae REMICS 0.52%, 6/25/36[2]	12,060,963	12,066,523
Freddie Mac REMICS 0.40%, 1/15/35[2]	6,832,935	6,817,656
JP Morgan Alternative Loan Trust 0.26%, 3/25/37[2]	12,834	12,823
Merrill Lynch Mortgage Investors, Inc. 0.67%, 8/25/35[2]	124,929	115,692
Wells Fargo Mortgage Loan Trust 0.45%, 8/27/37[1,2]	28,534,053	27,033,704

Total ASSET-BACKED SECURITIES (Cost $56,027,961)		57,211,723

BANK LOANS — 19.09%
Apparel — 0.49%
Cole Haan, Inc. 5.75%, 1/7/20[2]	15,000,000	15,112,500
Commercial Services — 1.99%
Altegrity, Inc. 7.75%, 2/21/15[2]	39,159,570	39,169,360
Ceridian Corp. 5.95%, 5/9/17[2]	19,956,219	20,280,508
Westway Group, Inc. 5.00%, 2/5/20[2]	2,000,000	2,015,000

		61,464,868

Diversified Financial Services — 1.25%
Ocwen Financial Corp. 5.00%, 1/15/18[2]	38,130,000	38,730,547
Electronics — 0.39%
NuSil Technology LLC 5.00%, 3/28/17[2]	11,870,797	11,937,570
Entertainment — 1.47%
Graton Resort & Casino 9.00%, 8/14/18[2]	20,000,000	20,900,000
Peninsula Gaming LLC 5.75%, 8/3/17[2]	8,478,750	8,616,530

Driehaus Active Income Fund

Schedule of Investments

March 31, 2013 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
WMG Acquisition Corp. 5.25%, 10/25/18[2]	$15,800,000	$16,017,250

		45,533,780

Food — 1.02%
SUPERVALU, Inc. 8.00%, 1/10/19[2]	31,000,000	31,523,125
Holding Companies — Diversified — 0.33%
Osmose Holdings, Inc. 6.75%, 11/21/18[2]	9,975,000	10,074,750
Internet — 0.40%
Mood Media Corp. (Canada) 7.00%, 3/24/18[2,3]	12,540,275	12,535,046
Leisure Time — 1.48%
Equinox Holdings, Inc. 5.50%, 11/16/19[2]	35,000,000	35,568,750
Equinox Holdings, Inc. 9.75%, 5/16/20[2]	10,000,000	10,200,000

		45,768,750

Lodging — 1.48%
MGM Resorts International 4.25%, 12/13/19[2]	44,912,500	45,628,315
Mining — 0.52%
American Rock Salt Co. LLC 5.50%, 4/25/17[2]	16,195,638	16,111,291
Oil & Gas — 1.80%
Chesapeake Energy Corp. 5.75%, 12/2/17[2]	54,000,000	55,569,402
Retail — 4.19%
Gymboree Corp. 5.00%, 2/23/18[2]	17,918,025	17,353,607
Michaels Stores, Inc. 3.75%, 1/31/20[2]	1,000,000	1,010,350
Neiman Marcus Group, Inc. 4.00%, 5/30/18[2]	72,000,000	72,565,200
Party City Holdings, Inc. 4.25%, 7/27/19[2]	24,937,500	25,084,282
Rite Aid Corp. 5.25%, 2/28/20[2]	1,000,000	1,010,313
Rite Aid Corp. 5.75%, 8/29/20[2]	12,000,000	12,326,256

		129,350,008

Software — 0.49%
First Data Corp. 5.21%, 9/30/18[2]	15,000,000	15,090,000

Driehaus Active Income Fund

Schedule of Investments

March 31, 2013 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Telecommunications — 1.79%
Alcatel-Lucent USA, Inc. 6.25%, 7/30/16[2]	$1,500,000	$1,516,875
Alcatel-Lucent USA, Inc. 7.25%, 1/30/19[2]	42,393,750	42,958,986
Arinc, Inc. 6.21%, 10/26/15[2]	11,172,414	10,990,862

		55,466,723

Total BANK LOANS (Cost $581,739,910)		589,896,675

CORPORATE BONDS — 34.85%
Auto Parts & Equipment — 0.05%
TRW Automotive, Inc. 4.50%, 3/1/21[1]	1,500,000	1,522,500
Banks — 2.49%
Chase Capital II 0.80%, 2/1/27[2]	11,879,000	9,918,965
First Chicago NBD Institutional Capital I 0.85%, 2/1/27[2]	725,000	605,375
JP Morgan Chase Capital XXIII 1.29%, 5/15/77[2]	4,000,000	3,150,000
JPMorgan Chase & Co. 7.90%, 4/29/49[2]	43,813,000	50,333,645
JPMorgan Chase Capital XXI 1.25%, 1/15/87[2]	15,000,000	12,007,500
Wachovia Capital Trust III 5.57%, 3/29/49[2]	1,000,000	1,004,750

		77,020,235

Biotechnology — 0.76%
STHI Holding Corp. 8.00%, 3/15/18[1]	21,639,000	23,640,608
Chemicals — 0.27%
Hexion U.S. Finance Corp. / Hexion Nova Scotia Finance ULC 8.88%, 2/1/18	2,000,000	2,070,000
Momentive Performance Materials, Inc. 11.50%, 12/1/16	10,240,000	6,144,000

		8,214,000

Commercial Services — 1.48%
DynCorp International, Inc. 10.38%, 7/1/17	22,780,000	22,438,300
Wyle Services Corp. 10.50%, 4/1/18[1]	22,285,000	23,343,537

		45,781,837

Driehaus Active Income Fund

Schedule of Investments

March 31, 2013 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Computers — 1.10%
Seagate HDD Cayman (Cayman Islands) 7.75%, 12/15/18[3]	$16,330,000	$17,901,763
Seagate HDD Cayman (Cayman Islands) 6.88%, 5/1/20[3]	15,000,000	16,125,000

		34,026,763

Diversified Financial Services — 3.13%
American Express Co. 6.80%, 9/1/66[2]	56,843,000	61,248,332
General Electric Capital Corp. 7.13%, 12/29/49[2]	22,000,000	25,587,430
Textron Financial Corp. 6.00%, 2/15/67[1,2]	10,824,000	9,795,720

		96,631,482

Electronics — 0.39%
Flextronics International Ltd. (Singapore) 5.00%, 2/15/23[1,3]	12,000,000	11,970,000
Engineering & Construction — 0.06%
MasTec, Inc. 4.88%, 3/15/23	2,000,000	1,980,000
Entertainment — 0.47%
Production Resource Group, Inc. 8.88%, 5/1/19	19,220,000	14,559,150
Healthcare — Products — 1.09%
ConvaTec Healthcare E S.A. (Luxembourg) 10.50%, 12/15/18[1,3]	30,166,000	33,559,675
Healthcare — Services — 2.69%
Aurora Diagnostics Holdings / Aurora Diagnostics Financing, Inc. 10.75%, 1/15/18	17,035,000	13,287,300
Healthsouth Corp. 7.25%, 10/1/18	1,348,000	1,452,470
Healthsouth Corp. 7.75%, 9/15/22	18,487,000	20,104,612
HealthSouth Corp. 5.75%, 11/1/24	3,000,000	3,007,500
Kindred Healthcare, Inc. 8.25%, 6/1/19	27,288,000	27,083,340
National Mentor, Inc. 12.50%, 2/15/18[1]	16,850,000	18,198,000

		83,133,222

Household Products/Wares — 0.42%
Armored Autogroup, Inc. 9.25%, 11/1/18	14,575,000	13,008,188

Driehaus Active Income Fund

Schedule of Investments

March 31, 2013 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Insurance — 1.05%
Chubb Corp. 6.38%, 3/29/67[2]	$29,500,000	$32,413,125
Internet — 0.09%
Mood Media Corp. (Canada) 9.25%, 10/15/20[1,3]	2,500,000	2,731,250
Iron/Steel — 0.98%
Allegheny Technologies, Inc. 9.38%, 6/1/19	4,925,000	6,340,317
Edgen Murray Corp. 8.75%, 11/1/20[1]	23,000,000	23,862,500

		30,202,817

Media — 1.20%
Clear Channel Worldwide Holdings, Inc. 6.50%, 11/15/22[1]	810,000	844,425
Clear Channel Worldwide Holdings, Inc. 6.50%, 11/15/22[1]	2,190,000	2,310,450
ProQuest LLC/ProQuest Notes Co. 9.00%, 10/15/18[1]	34,325,000	34,067,563

		37,222,438

Metal Fabricate/Hardware — 0.18%
Dynacast International LLC / Dynacast Finance, Inc. 9.25%, 7/15/19	5,130,000	5,591,700
Miscellaneous Manufacturing — 2.39%
Amsted Industries, Inc. 8.13%, 3/15/18[1]	34,990,000	37,614,250
GE Capital Trust I 6.38%, 11/15/67[2]	34,140,000	36,188,400

		73,802,650

Oil & Gas — 1.74%
Chesapeake Energy Corp. 9.50%, 2/15/15	9,820,000	11,145,700
Comstock Resources, Inc. 9.50%, 6/15/20	3,000,000	3,285,000
Venoco, Inc. 8.88%, 2/15/19	40,670,000	39,449,900

		53,880,600

Packaging & Containers — 0.55%
Berry Plastics Corp. 9.75%, 1/15/21	14,500,000	16,946,875
Pipelines — 1.20%
Enbridge Energy Partners LP 8.05%, 10/1/77[2]	31,500,000	36,225,000

Driehaus Active Income Fund

Schedule of Investments

March 31, 2013 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Sabine Pass Liquefaction LLC 5.63%, 2/1/21[1]	$1,000,000	$1,037,500

		37,262,500

Retail — 4.96%
Claire’s Stores, Inc. 9.00%, 3/15/19[1]	11,000,000	12,430,000
Claire’s Stores, Inc. 6.13%, 3/15/20[1]	4,722,000	4,840,050
Michaels Stores, Inc. 11.38%, 11/1/16	12,015,000	12,570,814
Michaels Stores, Inc. 7.75%, 11/1/18	49,800,000	54,406,500
Rite Aid Corp. 7.50%, 3/1/17	30,000,000	30,862,500
Rite Aid Corp. 9.50%, 6/15/17	13,850,000	14,525,187
Rite Aid Corp. 10.25%, 10/15/19	3,000,000	3,457,500
Rite Aid Corp. 9.25%, 3/15/20	14,800,000	16,705,500
Rite Aid Corp. 8.00%, 8/15/20	3,000,000	3,390,000

		153,188,051

Software — 1.30%
First Data Corp. 11.25%, 3/31/16	3,500,000	3,552,500
First Data Corp. 6.75%, 11/1/20[1]	22,250,000	23,195,625
SSI Investments II/SSI Co.-Issuer LLC 11.13%, 6/1/18	12,000,000	13,320,000

		40,068,125

Telecommunications — 4.81%
Clearwire Communications LLC/Clearwire Finance, Inc. 12.00%, 12/1/15[1]	36,600,000	39,482,250
Clearwire Communications LLC/Clearwire Finance, Inc. 12.00%, 12/1/15[1]	22,000,000	23,815,000
CommScope, Inc. 8.25%, 1/15/19[1]	52,300,000	56,745,500
Nortel Networks Ltd. (Canada) 10.13%, 7/15/13[3,5]	14,000,000	15,960,000
Nortel Networks Ltd. (Canada) 10.75%, 7/15/16[3,5]	11,000,000	12,567,500

		148,570,250

Total CORPORATE BONDS (Cost $1,020,032,067)		1,076,928,041

Driehaus Active Income Fund

Schedule of Investments

March 31, 2013 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
CONVERTIBLE CORPORATE BONDS — 8.01%
Auto Manufacturers — 1.98%
Ford Motor Co. 4.25%, 11/15/16	$38,150,000	$61,135,375
Electrical Components & Equipment — 0.49%
SunPower Corp. 4.50%, 3/15/15	7,294,000	7,307,676
Suntech Power Holdings Co., Ltd. (China) 3.00%, 6/15/13[3,5]	27,872,000	8,013,200

		15,320,876

Internet — 1.66%
Equinix, Inc. 3.00%, 10/15/14	13,600,000	27,319,000
WebMD Health Corp. 2.25%, 3/31/16	24,450,000	23,961,000

		51,280,000

Lodging — 1.85%
Gaylord Entertainment Co. 3.75%, 10/1/14[1]	13,730,000	28,292,381
MGM Resorts International 4.25%, 4/15/15	26,500,000	28,769,063

		57,061,444

Real Estate Investment Trusts — 1.04%
Host Hotels & Resorts LP 2.50%, 10/15/29[1]	23,000,000	32,085,000
Telecommunications — 0.99%
Alcatel-Lucent USA, Inc. 2.88%, 6/15/23	3,000,000	2,857,500
Nortel Networks Corp. (Canada) 1.75%, 7/15/13[3,5]	19,125,000	18,790,313
Nortel Networks Corp. (Canada) 2.13%, 4/15/14[3,5]	9,000,000	8,876,250

		30,524,063

Total CONVERTIBLE CORPORATE BONDS (Cost $227,048,005)		247,406,758

U.S. GOVERNMENT AND AGENCY SECURITIES — 5.56%
Fannie Mae REMICS 1.50%, 4/25/28	120,051,700	120,839,599
Freddie Mac Non Gold Pool 2.43%, 6/1/34[2]	856,184	906,733
Freddie Mac REMICS 1.50%, 3/15/28	50,000,000	50,063,600

Total U.S. GOVERNMENT AND AGENCY SECURITIES (Cost $171,489,051)		171,809,932

Driehaus Active Income Fund

Schedule of Investments

March 31, 2013 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
COMMON STOCK — 1.04%
Auto Manufacturers — 0.78%
General Motors Co.*	701,946	$19,528,138
Motors Liquidation Co. GUC Trust	167,113	4,512,051

		24,040,189

Software — 0.26%
Microsoft Corp.	280,637	8,029,024

Total COMMON STOCK (Cost $22,519,119)		32,069,213

CONVERTIBLE PREFERRED STOCK — 1.47%
Auto Manufacturers — 0.00%
General Motors Corp. Senior Convertible Preferred Escrow — B 5.25%, 3/6/34[4]	475,000	—
General Motors Corp. Senior Convertible Preferred Escrow — C 6.25%, 12/15/12[4]	11,790,650	—

		—

Banks — 0.84%
Bank of America Corp. 7.25%, 12/31/49	21,322	25,973,608
Telecommunications — 0.63%
Lucent Technologies Capital Trust I 7.75%, 3/15/17	20,912	19,385,424

Total CONVERTIBLE PREFERRED STOCK (Cost $38,639,313)		45,359,032

EXCHANGE-TRADED FUND — 0.48%
SPDR Gold Shares	95,565	14,760,014

Total EXCHANGE-TRADED FUND (Cost $14,784,414)		14,760,014

PREFERRED STOCKS — 3.16%
Banks — 0.30%
Goldman Sachs Group, Inc. 6.13%, 11/1/15	342,000	9,179,280
Holding Companies — Diversified — 1.76%
Pitney Bowes International Holdings, Inc. 6.13%, 10/30/16[1]	56,130	54,484,689
Telecommunications — 1.10%
Centaur Funding Corp. (Cayman Islands) 9.08%, 4/21/20[1,3]	27,242	34,120,605

Total PREFERRED STOCKS (Cost $89,364,415)		97,784,574

PURCHASED CALL OPTIONS — 0.45%
Russell 2000 Index, Exercise Price: $880.00, Expiration Date: June, 2013*	141	1,099,800

Driehaus Active Income Fund

Schedule of Investments

March 31, 2013 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
SPDR Gold Shares, Exercise Price: $163.00, Expiration Date: June, 2013*	2,430	$243,000
Standard & Poor’s 500 Index, Exercise Price: $1,525.00, Expiration Date: June, 2013*	2,062	12,701,920

Total PURCHASED CALL OPTIONS (Cost $10,570,564)		14,044,720

PURCHASED PUT OPTIONS — 0.40%
Russell 2000 Index, Exercise Price: $880.00, Expiration Date: June, 2013*	141	152,280
SPDR Gold Shares, Exercise Price: $162.00, Expiration Date: June, 2013*	2,430	2,077,650
Standard & Poor’s 500 Index, Exercise Price: $1,375.00, Expiration Date: June, 2013*	3,250	1,722,500
Standard & Poor’s 500 Index, Exercise Price: $1,525.00, Expiration Date: June, 2013*	3,250	8,385,000

Total PURCHASED PUT OPTIONS (Cost $18,846,910)		12,337,430

DEMAND DEPOSIT — 26.81%
UMB Money Market Fiduciary 0.01%	828,530,985	828,530,984

Total DEMAND DEPOSIT (Cost $828,530,984)		828,530,984

WARRANTS — 0.43%
General Motors Co. — CW 19, Strike Price $18.33, Expiration Date 7/10/19*	1,136,155	13,395,268

Total WARRANTS (Cost $21,643,013)		13,395,268

TOTAL INVESTMENTS (Cost $3,101,235,726)	103.60%	3,201,534,364

Liabilities less Other Assets	(3.60)%	(111,271,830)

Net Assets	100.00%	$3,090,262,534

Driehaus Active Income Fund

Schedule of Investments

March 31, 2013 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
SECURITIES SOLD SHORT — (8.49)%
CORPORATE BONDS — (2.22)%
Auto Manufacturers — (1.08)%
Chrysler Group LLC/CG Co.-Issuer, Inc. 8.00%, 6/15/19	$(30,250,000)	$(33,464,063)
Chemicals — (0.22)%
Huntsman International LLC 8.63%, 3/15/21	(6,000,000)	(6,810,000)
Lodging — (0.36)%
MGM Resorts International 7.63%, 1/15/17	(10,000,000)	(11,200,000)
Oil & Gas — (0.33)%
Chesapeake Energy Corp. 6.63%, 8/15/20	(9,200,000)	(10,051,000)
Retail — (0.23)%
Party City Holdings, Inc. 8.88%, 8/1/20[1]	(6,250,000)	(6,921,875)

Total CORPORATE BONDS (Proceeds $61,678,108)		(68,446,938)

CONVERTIBLE CORPORATE BONDS — (1.47)%
Software — (1.22)%
Microsoft Corp. 0.00%, 6/15/13[1]	(37,500,000)	(37,664,063)
Telecommunications — (0.25)%
Alcatel-Lucent USA, Inc. 2.88%, 6/15/25	(7,850,000)	(7,894,156)

Total CONVERTIBLE CORPORATE BONDS (Proceeds $44,844,384)		(45,558,219)

COMMON STOCK — (4.58)%
Auto Manufacturers — (1.49)%
Ford Motor Co.	(3,491,935)	(45,918,945)
Banks — (0.25)%
Bank of America Corp.	(628,321)	(7,652,950)
Healthcare — Services — (0.08)%
Kindred Healthcare, Inc.*	(234,693)	(2,471,317)
Internet — (0.94)%
Equinix, Inc.*	(126,233)	(27,305,460)
WebMD Health Corp.*	(71,575)	(1,740,704)

		(29,046,164)

Lodging — (0.87)%
MGM Resorts International*	(525,032)	(6,904,171)
Ryman Hospitality Properties	(438,718)	(20,071,349)

		(26,975,520)

Driehaus Active Income Fund

Schedule of Investments

March 31, 2013 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Real Estate Investment Trusts — (0.67)%
Host Hotels & Resorts, Inc.	(1,193,449)	$(20,873,423)
Telecommunications — (0.28)%
Anixter International, Inc.	(123,571)	(8,640,084)

Total COMMON STOCK (Proceeds $127,459,791)		(141,578,403)

WRITTEN CALL OPTIONS — (0.02)%
NASDAQ 100 Stock Index, Exercise Price: $2,730.00, Expiration Date: June, 2013*	(50)	(645,250)

Total WRITTEN CALL OPTIONS (Proceeds $594,171)		(645,250)

WRITTEN PUT OPTIONS — (0.20)%
NASDAQ 100 Stock Index, Exercise Price: $2,730.00, Expiration Date: June, 2013*	(50)	(227,000)
Standard & Poor’s 500 Index, Exercise Price: $1,425.00, Expiration Date: June, 2013*	(6,500)	(6,012,500)

Total WRITTEN PUT OPTIONS (Proceeds $17,959,939)		(6,239,500)

TOTAL INVESTMENT SECURITIES SOLD SHORT (Proceeds $252,536,393)	(8.49)%	$(262,468,310)

*	Non-income producing security.
[1]	144A restricted security.
[2]	Variable rate security.
[3]	Foreign security denominated in U.S. dollars and traded on a U.S. exchange.
[4]

Security valued at fair value as determined in good faith by Driehaus Capital Management LLC, investment adviser to the Fund, in accordance with procedures established by, and under the general supervision of, the Fund’s Board of Trustees.

[5]	Security is in default.

Percentages are stated as a percent of net assets.

Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus Active Income Fund

Schedule of Investments

March 31, 2013 (unaudited)

SWAP CONTRACTS

Credit Default Swaps

Counterparty	Reference Instrument	Currency	Notional AmountB	Pay/ ReceiveA Fixed Rate	Fixed Rate	Expiration Date	Premium Paid (Received)	Unrealized Appreciation/ (Depreciation)	Credit Event	RatingC

Goldman Sachs	Alcatel-Lucent USA, Inc. 6.50%, 1/15/28	USD	43,500,000	Pay	5.00%	9/20/2014	$3,756,250	$(5,658,621)	Bankruptcy/ FTP	CCC+
Morgan Stanley	American Express Co. 5.50%, 9/12/16	USD	20,000,000	Pay	1.00	12/20/2016	263,406	(697,617)	Bankruptcy/ FTP	NR
Goldman Sachs	American Express Co. 5.50%, 9/12/16	USD	5,000,000	Pay	1.00	12/20/2016	61,174	(169,727)	Bankruptcy/ FTP	NR
Goldman Sachs	Bank of America Corp. 6.25%, 4/15/12	USD	10,000,000	Pay	1.00	12/20/2016	1,499,776	(1,502,926)	Bankruptcy/ FTP	NR
Goldman Sachs	Boston Properties L.P. 6.25%, 1/15/13	USD	11,000,000	Pay	1.00	9/20/2014	848,323	(980,054)	Bankruptcy/ FTP	NR
Goldman Sachs	Brunswick Corp. 7.13%, 8/1/27	USD	10,000,000	Pay	5.00	12/20/2014	40,542	(873,267)	Bankruptcy/ FTP	BB-
Goldman Sachs	Brunswick Corp. 7.13%, 8/1/27	USD	10,000,000	Pay	5.00	12/20/2014	(143,212)	(689,512)	Restructuring/ Bankruptcy/FTP	BB-
Merrill Lynch	Citigroup, Inc. 6.13%, 5/15/18	USD	5,000,000	Pay	1.00	12/20/2016	432,520	(474,450)	Bankruptcy/ FTP	A-
Goldman Sachs	Citigroup, Inc. 6.13%, 5/15/18	USD	5,000,000	Pay	1.00	12/20/2016	379,663	(421,594)	Bankruptcy/ FTP	A-
Goldman Sachs	Continental Airlines, Inc. 5.00%, 6/15/23	USD	1,000,000	Receive	5.00	6/20/2013	(400,000)	401,624	Bankruptcy/ FTP	NR
Goldman Sachs	Continental Airlines, Inc. 5.00%, 6/15/23	USD	1,000,000	Receive	5.00	6/20/2013	(290,000)	291,624	Bankruptcy/ FTP	NR
Goldman Sachs	CVS Caremark Corp. 4.88%, 9/15/14	USD	10,000,000	Pay	1.00	9/20/2014	(286,840)	149,925	Bankruptcy/ FTP	BBB+
Goldman Sachs	Dow Jones CDX NA High Yield Series II Index	USD	7,470,000	Pay	5.00	12/20/2013	2,058,919	(2,317,758)	Bankruptcy/ FTP	NR
Morgan Stanley	Enbridge Energy, L.P. 4.75%, 6/1/13	USD	10,000,000	Pay	1.00	6/20/2015	56,732	(170,501)	Bankruptcy/ FTP	BBB
Goldman Sachs	First Data Corp. 9.88%, 9/24/15	USD	5,000,000	Pay	5.00	6/20/2016	350,000	(343,579)	Bankruptcy/ FTP	B-
Goldman Sachs	First Data Corp. 9.88%, 9/24/15	USD	3,000,000	Pay	5.00	3/10/2017	540,000	(405,053)	Bankruptcy/ FTP	B-
Morgan Stanley	First Data Corp. 9.88%, 9/24/15	USD	10,000,000	Pay	5.00	3/10/2017	1,150,000	(700,177)	Bankruptcy/ FTP	B-
Goldman Sachs	H.J. Heinz Co. 6.38%, 7/15/28	USD	10,000,000	Pay	1.00	9/20/2014	(320,193)	203,820	Bankruptcy/ FTP	BBB+
Goldman Sachs	Host Hotels & Resorts, Inc. 6.75%, 6/1/16	USD	10,000,000	Pay	1.00	12/20/2016	1,067,644	(1,047,011)	Bankruptcy/ FTP	BB+

Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus Active Income Fund

Schedule of Investments

March 31, 2013 (unaudited)

Credit Default Swaps (continued)

Counterparty	Reference Instrument		Notional AmountB	Pay/ ReceiveA Fixed Rate	Fixed Rate	Expiration Date	Premium Paid (Received)	Unrealized Appreciation/ (Depreciation)	Credit Event	RatingC

Goldman Sachs	Huntsman Corp. 11.50%, 7/15/12	USD	5,000,000	Pay	5.00%	12/20/2016	$124,119	$(713,787)	Bankruptcy/ FTP	NR
Goldman Sachs	iStar Financial, Inc. 6.00%, 12/15/10	USD	4,000,000	Pay	5.05	6/20/2013	—	(49,018)	Bankruptcy/ FTP	NR
Goldman Sachs	iStar Financial, Inc. 5.95%, 10/15/13	USD	5,000,000	Pay	5.00	6/20/2013	700,000	(760,607)	Bankruptcy/ FTP	B+
Goldman Sachs	iStar Financial, Inc. 5.95%, 10/15/13	USD	5,000,000	Pay	5.00	6/20/2013	725,000	(785,607)	Restructuring/ Bankruptcy/ FTP	B+
Goldman Sachs	Limited Brands, Inc. 6.13%, 12/1/12	USD	4,150,000	Pay	3.38	6/20/2013	—	(34,366)	Restructuring/ Bankruptcy/ FTP	NR
Goldman Sachs	Limited Brands, Inc. 6.13%, 12/1/12	USD	4,700,000	Pay	2.55	6/20/2013	—	(28,589)	Restructuring/ Bankruptcy/ FTP	NR
Goldman Sachs	Limited Brands, Inc. 6.90%, 7/15/17	USD	15,000,000	Pay	1.00	12/20/2015	679,159	(695,766)	Restructuring/ Bankruptcy/ FTP	BB-
Goldman Sachs	Liz Claiborne, Inc. 5.00%, 7/8/13	USD	15,000,000	Pay	5.00	9/20/2014	1,875,000	(2,906,850)	Restructuring/ Bankruptcy/ FTP	CCC+
Goldman Sachs	Liz Claiborne, Inc. 5.00%, 7/8/13	USD	15,000,000	Pay	5.00	12/20/2014	1,087,500	(2,257,386)	Restructuring/ Bankruptcy/ FTP	CCC+
Goldman Sachs	The Markit CDX NA High Yield Series 16 Index	USD	14,200,000	Pay	5.00	12/20/2016	1,500,750	(2,339,914)	Bankruptcy/ FTP	NA
Merrill Lynch	The Markit CDX NA High Yield Series 16 Index	USD	5,000,000	Pay	5.00	12/20/2016	550,000	(845,481)	Bankruptcy/ FTP	NA
Goldman Sachs	The Markit iTraxx Europe Crossover Index Series 17	EUR	25,000,000	Pay	5.00	6/20/2017	1,152,303	(2,947,324)	Bankruptcy/ FTP	NA
Goldman Sachs	Masco Corp. 6.13%, 10/3/16	USD	15,000,000	Pay	1.00	12/20/2015	1,047,333	(1,097,708)	Bankruptcy/ FTP	BBB-
Morgan Stanley	Masco Corp. 6.13%, 10/3/16	USD	4,500,000	Pay	1.00	3/20/2016	273,169	(277,245)	Bankruptcy/ FTP	BBB-
Goldman Sachs	Newell Rubbermaid, Inc. 5.50%, 4/15/13	USD	30,000,000	Pay	1.00	6/20/2014	620,488	(942,893)	Bankruptcy/ FTP	BBB-
Merrill Lynch	Pitney Bowes, Inc. 4.63%, 10/1/12	USD	20,000,000	Pay	1.00	3/20/2016	436,253	(120,978)	Bankruptcy/ FTP	NR
Goldman Sachs	Pitney Bowes, Inc. 6.25%, 3/15/19	USD	5,000,000	Pay	1.00	9/20/2016	164,656	(8,830)	Bankruptcy/ FTP	BBB
Morgan Stanley	Pitney Bowes, Inc. 6.25%, 3/15/19	USD	5,000,000	Pay	1.00	12/20/2016	244,614	(41,050)	Bankruptcy/ FTP	BBB
Goldman Sachs	RadioShack Corp. 7.38%, 5/15/11	USD	9,000,000	Pay	2.27	9/20/2013	—	215,323	Bankruptcy/ FTP	NR
Goldman Sachs	Realogy Corp. 10.50%, 4/15/14	USD	3,000,000	Pay	5.00	3/20/2016	285,000	(556,756)	Bankruptcy/ FTP	NR
Merrill Lynch	Realogy Corp. 10.50%, 4/15/14	USD	2,000,000	Pay	5.00	3/20/2016	190,000	(371,171)	Bankruptcy/ FTP	NR
Merrill Lynch	Rite Aid Corp. 7.70%, 2/15/27	USD	10,000,000	Pay	5.00	12/20/2013	700,000	(1,035,168)	Bankruptcy/ FTP	CCC

Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus Active Income Fund

Schedule of Investments

March 31, 2013 (unaudited)

Credit Default Swaps (continued)

Counterparty	Reference Instrument		Notional AmountB	Pay/ ReceiveA Fixed Rate	Fixed Rate	Expiration Date	Premium Paid (Received)	Unrealized Appreciation/ (Depreciation)	Credit Event	RatingC
Goldman Sachs	Saks, Inc. 2.00%, 3/15/24	USD	10,000,000	Pay	5.00%	12/20/2016	$406,250	$(1,643,238)	Bankruptcy/ FTP	NR
Morgan Stanley	Sprint Nextel Corp. 6.00%, 12/1/16	USD	5,000,000	Pay	5.00	3/20/2016	(354,760)	(185,610)	Bankruptcy/ FTP	B+
Goldman Sachs	Standard Pacific Corp. 7.00%, 8/15/15	USD	4,000,000	Receive	6.70	9/20/2013	—	130,850	Bankruptcy/ FTP	B
Goldman Sachs	The Chubb Corp. 6.60%, 8/15/18	USD	10,000,000	Pay	1.00	12/20/2014	(242,813)	92,461	Bankruptcy/ FTP	A+
Goldman Sachs	The Chubb Corp. 6.60%, 8/15/18	USD	10,000,000	Pay	1.00	3/20/2015	(257,326)	88,937	Bankruptcy/ FTP	A+
Goldman Sachs	TRW Automotive, Inc. 7.25%, 3/15/17	USD	5,000,000	Pay	5.00	3/20/2015	92,579	(538,889)	Bankruptcy/ FTP	BB
Goldman Sachs	TRW Automotive, Inc. 7.25%, 3/15/17	USD	3,000,000	Pay	5.00	6/20/2015	(133,100)	(165,825)	Bankruptcy/ FTP	BB
Goldman Sachs	Tyson Foods, Inc. 6.85%, 4/1/16	USD	6,000,000	Pay	3.05	9/20/2013	—	(91,210)	Bankruptcy/ FTP	BBB-
Goldman Sachs	Vornado Realty L.P. 4.75%, 12/1/10	USD	5,500,000	Pay	1.50	6/20/2013	—	(19,908)	Restructuring/ Bankruptcy/ FTP	NR
Morgan Stanley	Vulcan Materials Co. 6.40%, 11/30/17	USD	5,000,000	Pay	5.00	12/20/2016	255,000	(867,029)	Bankruptcy/ FTP	BB

Total Credit Default Swaps							23,185,878	(37,205,486)

Total Swap Contracts							$23,185,878	$(37,205,486)

A

If the Fund is paying a fixed rate, the counterparty acts as guarantor of the variable instrument and thus the Fund is a buyer of protection. If the Fund is receiving a fixed rate, the Fund acts as guarantor of the variable instrument and thus is a seller of protection.

B	For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse has been entered into in association with the contracts.
C	Based on Moody’s or Standard & Poor’s credit rating for the underlying reference instrument entity.

FTP=Failure to Pay

NR=Not Rated

NA=Not Applicable

EUR - Euro

USD - United States Dollar

Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus Active Income Fund

Schedule of Investments

March 31, 2013 (unaudited)

FUTURES CONTRACTS

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Unrealized Appreciation/ (Depreciation)

E-mini S&P 500	(2,095)	June 2013	$(855,242)
U.S. 5 Year Treasury Note	(1,183)	June 2013	(639,899)
U.S. 10 Year Treasury Note	(2,608)	June 2013	(3,570,450)
U.S. 30 Year Treasury Note	(214)	June 2013	(453,115)

Total Futures Contracts			$(5,518,706)

Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus Select Credit Fund

Schedule of Investments

March 31, 2013 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
BANK LOANS — 12.39%
Commercial Services — 2.53%
Westway Group, Inc. 5.00%, 2/5/20[2]	$11,000,000	$11,082,500
Food — 2.32%
Fairway Group Acquisition Co. 6.75%, 8/17/18[2]	5,985,000	6,056,072
Hostess Brands, Inc. 6.75%, 3/12/20[2]	4,000,000	4,080,000

		10,136,072

Leisure Time — 2.33%
Equinox Holdings, Inc. 9.75%, 5/16/20[2]	10,000,000	10,200,000
Retail — 4.06%
Targus Group International 11.00%, 5/12/16[2]	17,569,813	17,745,511
Telecommunications — 1.15%
Alcatel-Lucent USA, Inc. 7.25%, 1/30/19[2]	4,987,500	5,053,999

Total BANK LOANS (Cost $53,543,674)		54,218,082

CORPORATE BONDS — 46.81%
Agriculture — 1.33%
American Rock Salt Co. LLC/American Rock Capital Corp. 8.25%, 5/1/18[1]	6,080,000	5,806,400
Building Materials — 2.49%
Cemex Finance LLC 9.38%, 10/12/22[1]	5,000,000	5,812,500
Cemex SAB de CV (Mexico) 5.28%, 9/30/15[1,2,3]	4,930,000	5,108,713

		10,921,213

Chemicals — 0.76%
Momentive Performance Materials, Inc. 11.50%, 12/1/16	5,530,000	3,318,000
Commercial Services — 3.25%
DynCorp International, Inc. 10.38%, 7/1/17	6,147,000	6,054,795
iPayment, Inc. 10.25%, 5/15/18	8,833,000	8,170,525

		14,225,320

Entertainment — 5.39%
Graton Economic Development Authority 9.63%, 9/1/19[1]	12,500,000	14,000,000

Driehaus Select Credit Fund

Schedule of Investments

March 31, 2013 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Production Resource Group, Inc. 8.88%, 5/1/19	$7,255,000	$5,495,662
WMG Acquisition Corp. 11.50%, 10/1/18	3,500,000	4,108,125

		23,603,787

Healthcare — Products — 2.02%
ConvaTec Healthcare E S.A. (Luxembourg) 10.50%, 12/15/18[1,3]	7,930,000	8,822,125
Healthcare — Services — 6.69%
Aurora Diagnostics Holdings / Aurora Diagnostics Financing, Inc. 10.75%, 1/15/18	8,500,000	6,630,000
Kindred Healthcare, Inc. 8.25%, 6/1/19	14,242,000	14,135,185
National Mentor, Inc. 12.50%, 2/15/18[1]	7,875,000	8,505,000

		29,270,185

Household Products/Wares — 0.59%
Armored Autogroup, Inc. 9.25%, 11/1/18	2,900,000	2,588,250
Insurance — 0.17%
MBIA Insurance Corp. 11.56%, 1/15/33[1,2]	3,250,000	747,500
Internet — 2.62%
Mood Media Corp. (Canada) 9.25%, 10/15/20[1,3]	10,500,000	11,471,250
Iron/Steel — 2.37%
Edgen Murray Corp. 8.75%, 11/1/20[1]	10,000,000	10,375,000
Mining — 1.03%
Cuco Resources Ltd. 14.00%, 12/1/13[4]	6,000,000	4,500,000
Oil & Gas — 7.75%
ATP Oil & Gas Corp. 11.88%, 5/1/15[5]	6,640,000	464,800
Chesapeake Energy Corp. 9.50%, 2/15/15	1,150,000	1,305,250
Newfield Exploration Co. 5.75%, 1/30/22	1,000,000	1,070,000
Shelf Drilling Holdings Ltd. (United Arab Emirates) 8.63%, 11/1/18[1,3]	5,000,000	5,300,000
United Refining Co. 10.50%, 2/28/18	11,060,000	12,497,800

Driehaus Select Credit Fund

Schedule of Investments

March 31, 2013 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Venoco, Inc. 8.88%, 2/15/19	$13,673,000	$13,262,810

		33,900,660

Packaging & Containers — 1.07%
Berry Plastics Corp. 9.75%, 1/15/21	4,000,000	4,675,000
Retail — 1.55%
Michaels Stores, Inc. 11.38%, 11/1/16	1,951,000	2,041,253
Rite Aid Corp. 9.25%, 3/15/20	4,200,000	4,740,750

		6,782,003

Software — 1.54%
First Data Corp. 8.25%, 1/15/21[1]	6,500,000	6,760,000
Telecommunications — 6.19%
Cricket Communications, Inc. 7.75%, 10/15/20	9,000,000	8,977,500
Intelsat Luxembourg SA (Luxembourg) 7.75%, 6/1/21[1,3]	3,000,000	3,052,500
NII Capital Corp. 10.00%, 8/15/16	6,000,000	5,385,000
Nortel Networks Ltd. (Canada) 10.13%, 7/15/13[3,5]	8,500,000	9,690,000

		27,105,000

Total CORPORATE BONDS (Cost $204,050,311)		204,871,693

CONVERTIBLE CORPORATE BONDS — 9.25%
Electrical Components & Equipment — 1.83%
SunPower Corp. 4.50%, 3/15/15	6,836,000	6,848,817
Suntech Power Holdings Co., Ltd. (China) 3.00%, 6/15/13[3,5]	4,000,000	1,150,000

		7,998,817

Insurance — 0.12%
MGIC Investment Corp. 2.00%, 4/1/20	500,000	508,125
Internet — 0.73%
Equinix, Inc. 3.00%, 10/15/14	1,600,000	3,214,000

Driehaus Select Credit Fund

Schedule of Investments

March 31, 2013 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Lodging — 2.36%
MGM Resorts International 4.25%, 4/15/15	$9,500,000	$10,313,437
Mining — 0.32%
Great Western Minerals Group Ltd. (Canada) 8.00%, 4/6/17[3]	2,000,000	1,393,000
Software — 2.36%
Nuance Communications, Inc. 2.75%, 11/1/31	10,000,000	10,331,250
Telecommunications — 1.53%
Alcatel-Lucent USA, Inc. 2.88%, 6/15/23	2,000,000	1,905,000
Nortel Networks Corp. (Canada) 1.75%, 7/15/13[3,5]	1,875,000	1,842,188
Nortel Networks Corp. (Canada) 2.13%, 4/15/14[3,5]	3,000,000	2,958,750

		6,705,938

Total CONVERTIBLE CORPORATE BONDS (Cost $42,004,342)		40,464,567

COMMON STOCK — 1.16%
Auto Manufacturers — 0.07%
General Motors Co.*	9,541	265,431
Motors Liquidation Co. GUC Trust	1,276	34,452

		299,883

Beverages — 0.34%
Molson Coors Brewing Co. — B	30,400	1,487,472
Oil & Gas Services — 0.75%
Edgen Group, Inc.*	455,646	3,294,320

Total COMMON STOCK (Cost $5,391,945)		5,081,675

CONVERTIBLE PREFERRED STOCK — 1.93%
Auto Manufacturers — 0.78%
General Motors Co. 4.75%, 12/1/13	80,000	3,435,200
General Motors Corp. Senior Convertible Preferred Escrow — C 7.25%, 4/15/41[4]	94,958	—

		3,435,200

Iron/Steel — 0.09%
Cliffs Natural Resources, Inc. 7.00%, 2/1/16	20,000	373,400

Driehaus Select Credit Fund

Schedule of Investments

March 31, 2013 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Telecommunications — 1.06%
Lucent Technologies Capital Trust I 7.75%, 3/15/17	5,000	$4,635,000

Total CONVERTIBLE PREFERRED STOCK (Cost $8,282,200)		8,443,600

EXCHANGE-TRADED FUND — 0.58%
SPDR Gold Shares	16,519	2,551,360

Total EXCHANGE-TRADED FUND (Cost $2,555,579)		2,551,360

PURCHASED CALL OPTIONS — 0.53%
Russell 2000 Index, Exercise Price: $880.00, Expiration Date: June, 2013*	23	179,400
SPDR Gold Shares, Exercise Price: $163.00, Expiration Date: June, 2013*	420	42,000
Standard & Poor’s 500 Index, Exercise Price: $1,525.00, Expiration Date: June, 2013*	337	2,075,920

Total PURCHASED CALL OPTIONS (Premiums paid $1,741,573)		2,297,320

PURCHASED PUT OPTIONS — 0.56%
Russell 2000 Index, Exercise Price: $880.00, Expiration Date: June, 2013*	23	24,840
SPDR Gold Shares, Exercise Price: $162.00, Expiration Date: June, 2013*	420	359,100
Standard & Poor’s 500 Index, Exercise Price: $1,375.00, Expiration Date: June, 2013*	660	349,800
Standard & Poor’s 500 Index, Exercise Price: $1,525.00, Expiration Date: June, 2013*	660	1,702,800

Total PURCHASED PUT OPTIONS (Premiums paid $3,759,803)		2,436,540

DEMAND DEPOSIT — 36.22%
UMB Money Market Fiduciary 0.01%	158,537,200	158,537,200

Total DEMAND DEPOSIT (Cost $158,537,200)		158,537,200

WARRANTS — 0.06%
Cuco Resources Ltd. — Strike Price $4.00, Expiration Date 12/1/16*[4]	600,000	—
General Motors Co. — CW 16, Strike Price $10.00, Expiration Date 7/10/16*	8,675	160,574
General Motors Co. — CW 19, Strike Price $18.33, Expiration Date 7/10/19*	8,675	102,278

Total WARRANTS (Cost $398,024)		262,852

Driehaus Select Credit Fund

Schedule of Investments

March 31, 2013 (unaudited)

TOTAL INVESTMENTS (Cost $480,264,651)	109.49%	$479,164,889

Liabilities less Other Assets	(9.49)%	(41,517,915)

Net Assets	100.00%	$437,646,974

Driehaus Select Credit Fund

Schedule of Investments

March 31, 2013 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
SECURITIES SOLD SHORT — (8.52)%
CORPORATE BONDS — (5.64)%
Oil & Gas — (1.51)%
Chesapeake Energy Corp. 6.63%, 8/15/20	$(1,100,000)	$(1,201,750)
Newfield Exploration Co. 6.88%, 2/1/20	(5,000,000)	(5,412,500)

		(6,614,250)

Retail — (1.46)%
Party City Holdings, Inc. 8.88%, 8/1/20[1]	(5,750,000)	(6,368,125)
Software — (1.62)%
First Data Corp. 12.63%, 1/15/21	(6,500,000)	(7,109,375)
Telecommunications — (1.05)%
NII Capital Corp. 8.88%, 12/15/19	(6,000,000)	(4,575,000)

Total CORPORATE BONDS (Proceeds $23,878,718)		(24,666,750)

CONVERTIBLE CORPORATE BONDS — (1.18)%
Beverages — (1.18)%
Molson Coors Brewing Co. 2.50%, 7/30/13	(5,000,000)	(5,171,875)

Total CONVERTIBLE CORPORATE BONDS (Proceeds $5,071,472)		(5,171,875)

COMMON STOCK — (1.39)%
Healthcare — Services — (0.12)%
Kindred Healthcare, Inc.*	(50,191)	(528,511)
Internet — (0.73)%
Equinix, Inc.*	(14,850)	(3,212,204)
Lodging — (0.54)%
MGM Resorts International*	(179,000)	(2,353,850)

Total COMMON STOCK (Proceeds $5,238,543)		(6,094,565)

WRITTEN CALL OPTIONS — (0.02)%
NASDAQ 100 Stock Index, Exercise Price: $2,730.00, Expiration Date: June, 2013*	(8)	(103,240)

Total WRITTEN CALL OPTIONS (Proceeds $94,896)		(103,240)

WRITTEN PUT OPTIONS — (0.29)%
NASDAQ 100 Stock Index, Exercise Price: $2,730.00, Expiration Date: June, 2013*	(8)	(36,320)

Driehaus Select Credit Fund

Schedule of Investments

March 31, 2013 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Standard & Poor’s 500 Index, Exercise Price: $1,425.00, Expiration Date: June, 2013*	(1,320)	$(1,221,000)
Total WRITTEN PUT OPTIONS (Proceeds $3,620,589)		(1,257,320)

TOTAL INVESTMENT SECURITIES SOLD SHORT (Proceeds $37,904,218)	(8.52)%	$(37,293,750)

*	Non-income producing security.
[1]	144A restricted security.
[2]	Variable rate security.
[3]	Foreign security denominated in U.S. dollars and traded on a U.S. exchange.
[4]

Security valued at fair value as determined in good faith by Driehaus Capital Management LLC, investment adviser to the Fund, in accordance with procedures established by, and under the general supervision of, the Fund’s Board of Trustees.

[5]	Security is in default.

Percentages are stated as a percent of net assets.

Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus Select Credit Fund

Schedule of Investments

March 31, 2013 (Unaudited)

SWAP CONTRACTS

Credit Default Swaps

Counterparty	Reference Instrument	Currency	Notional AmountB	Pay/ ReceiveA Fixed Rate	Fixed Rate	Expiration Date	Premium Paid (Received)	Unrealized Appreciation/ (Depreciation)	Credit Event	RatingC

Merrill Lynch	Freeport- McMoRan Copper & Gold, Inc. 8.38%, 3/14/12	USD	2,000,000	Pay	1.00%	3/20/2017	$40,381	$(31,758)	Bankruptcy/FTP	NR
Goldman Sachs	Masco Corp. 6.13%, 10/3/16	USD	500,000	Pay	1.00	12/20/2015	39,569	(41,248)	Bankruptcy/FTP	BBB-
JP Morgan	Masco Corp. 6.13%, 10/3/16	USD	500,000	Pay	1.00	3/20/2016	30,352	(30,805)	Bankruptcy/FTP	BBB-
Morgan Stanley	Masco Corp. 6.13%, 10/3/16	USD	1,000,000	Pay	1.00	6/20/2016	66,735	(65,189)	Bankruptcy/FTP	BBB-
Goldman Sachs	The Markit iTraxx Europe Crossover Index Series 17	EUR	5,200,000	Pay	5.00	6/20/2017	(39,992)	(333,372)	Bankruptcy/FTP	NA
Morgan Stanley	Vulcan Materials Co. 6.40%, 11/30/17	USD	3,000,000	Pay	5.00	12/20/2016	202,500	(569,717)	Bankruptcy/FTP	BB

Total Credit Default Swaps							339,545	(1,072,089)

Total Swap Contracts							$339,545	$(1,072,089)

A

If the Fund is paying a fixed rate, the counterparty acts as guarantor of the variable instrument and thus the Fund is a buyer of protection. If the Fund is receiving a fixed rate, the Fund acts as guarantor of the variable instrument and thus is a seller of protection.

B	For contracts to sell protection, the notional amout is equal to the maximum potential amount of the future payments and no recourse has been entered into in association with the contracts.
C	Based on Moody’s or Standard & Poor’s credit rating for the underlying reference instrument entity.

FTP=Failure to Pay

NR=Not Rated

NA=Not Applicable

EUR — Euro

USD — United States Dollar

Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus Select Credit Fund

Schedule of Investments

March 31, 2013 (unaudited)

FUTURES CONTRACTS

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Unrealized Appreciation/ (Depreciation)

E-mini S&P 500	(343)	June 2013	$(140,023)
U.S. 5 Year Treasury Note	(78)	June 2013	(42,191)
U.S. 10 Year Treasury Note	(292)	June 2013	(383,704)
U.S. 30 Year Treasury Note	(4)	June 2013	(8,117)

Total Futures Contracts			$(574,035)

Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus International Credit Opportunities Fund

Schedule of Investments

March 31, 2013 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
MONEY MARKET FUND — 100.11%
Northern Institutional U.S. Government Select Portfolio 0.01%	27,339,493	$27,339,493

Total MONEY MARKET FUND (Cost $27,339,493)		27,339,493

TOTAL INVESTMENTS (Cost $27,339,493)	100.11%	27,339,493

Liabilities less Other Assets	(0.11)%	(30,046)

Net Assets	100.00%	$27,309,447

Percentages are stated as a percent of net assets.

Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus Mutual Funds

Notes to Schedules of Investments (unaudited)

March 31, 2013

A.	ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Organization

The Driehaus Mutual Funds (the “Trust”) is an open-end registered management investment company, organized as a Delaware statutory trust, with ten separate series currently in operation. The Trust was organized under an Agreement and Declaration of Trust dated May 31, 1996, as subsequently amended, and may issue an unlimited number of full and fractional units of beneficial interest (shares) without par value. The Driehaus Active Income Fund (the “Active Income Fund”) commenced operations on June 1, 2009 following the receipt of the assets and liabilities of the Lotsoff Capital Management Active Income Fund (the “Acquired Fund”) pursuant to a plan of reorganization approved by the shareholders of the Acquired Fund. The reorganization was accomplished by a tax-free exchange of Acquired Fund shares for an equal number of shares of the Active Income Fund as of June 1, 2009. The Active Income Fund seeks to provide current income and capital appreciation. The Active Income Fund was closed to new investors as of March 1, 2011. The Driehaus Select Credit Fund (the “Select Credit Fund”) and the Driehaus International Credit Opportunities Fund (the “International Credit Opportunities Fund”) (together with the Active Income Fund, the “Funds”) commenced operations on September 30, 2010 and March 1, 2012, respectively. The Select Credit Fund seeks to provide positive returns under a variety of market conditions. The International Credit Opportunities Fund seeks to provide positive returns under a variety of market conditions.

Significant Accounting Policies

The presentation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses. Actual results may differ from those estimates.

Securities Valuation

Investments in securities traded on a national securities exchange, including exchange-traded futures and options, are valued at the last reported sales or settlement price on the day of valuation and are generally classified as Level 1. Securities traded on the Nasdaq markets are valued at the Nasdaq Official Closing Price (“NOCP”) and are generally classified as Level 1. Exchange-traded securities for which no sale was reported and Nasdaq-traded securities for which there is no NOCP are valued at the mean of the closing bid and ask prices from the exchange the security is primarily traded on and are generally classified as Level 1. Long-term fixed income securities are valued at the representative quoted bid price when held long or the representative quoted ask price if sold short or, if such prices are not available, at prices for securities of comparable maturity, quality and type or as determined by an independent pricing service and are generally classified as Level 2. Short-term investments with remaining maturities of 60 days or less are stated at amortized cost, which approximates fair value. If amortized cost does not approximate fair value, short-term securities are reported at fair value. These securities are generally classified as Level 2. Swaps, forward foreign currency contracts and other financial derivatives are valued daily, primarily by an independent pricing service using pricing models and are generally classified as Level 2. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. If valuations are not available from the independent pricing service or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or counterparty. Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from an independent pricing service. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with procedures established by or under the direction of the Trust’s Board of Trustees and are generally classified as Level 3. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment to determine the fair value of

Driehaus Mutual Funds

Notes to Schedules of Investments (unaudited) — (Continued)

March 31, 2013

the investment. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market existed for the investments, and such differences could be material.

Each Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices for active markets for identical securities

•	Level 2 — significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The Funds adopted the Financial Accounting Standards Board (“FASB”) amendments to authoritative guidance which require the Funds to disclose details of transfers in and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers. During the period ended March 31, 2013, there were no significant transfers between levels for the Active Income Fund, Select Credit Fund or International Credit Opportunities Fund. It is the Funds’ policy to recognize transfers into and out of all levels at the end of the reporting period.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Active Income Fund’s investments as of March 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets
Asset-Backed Securities	$—	$57,211,723	$—	$57,211,723
Bank Loans	—	589,896,675	—	589,896,675
Common Stocks
Auto Manufacturers	24,040,189	—	—	24,040,189
Software	8,029,024	—	—	8,029,024
Convertible Corporate Bonds	—	247,406,758	—	247,406,758
Convertible Preferred Stocks
Auto Manufacturers	—	—	—	—
Banks	25,973,608	—	—	25,973,608
Telecommunications	19,385,424	—	—	19,385,424
Corporate Bonds	—	1,076,928,041	—	1,076,928,041
Demand Deposit	828,530,984	—	—	828,530,984
Exchange-Traded Fund	14,760,014	—	—	14,760,014
Preferred Stocks
Banks	9,179,280	—	—	9,179,280
Holding Companies-Diversified	—	54,484,689	—	54,484,689
Telecommunications	—	34,120,605	—	34,120,605
Purchased Call Options	14,044,720	—	—	14,044,720
Purchased Put Options	12,337,430	—	—	12,337,430

Driehaus Mutual Funds

Notes to Schedules of Investments (unaudited) — (Continued)

March 31, 2013

	Level 1	Level 2	Level 3	Total
Assets (Continued)
U.S. Government And Agency Securities	$—	$171,809,932	$—	$171,809,932
Warrants	13,395,268	—	—	13,395,268

Total	$969,675,941	$2,231,858,423	$—	$3,201,534,364

Liabilities
Common Stocks
Auto Manufacturers	$(45,918,945)	$—	$—	$(45,918,945)
Banks	(7,652,950)	—	—	(7,652,950)
Healthcare-Services	(2,471,317)	—	—	(2,471,317)
Internet	(29,046,164)	—	—	(29,046,164)
Lodging	(26,975,520)	—	—	(26,975,520)
Real Estate Investment Trusts	(20,873,423)	—	—	(20,873,423)
Telecommunications	(8,640,084)	—	—	(8,640,084)
Convertible Corporate Bonds	—	(45,558,219)	—	(45,558,219)
Corporate Bonds	—	(68,446,938)	—	(68,446,938)
Written Call Options	(645,250)	—	—	(645,250)
Written Put Options	(6,239,500)	—	—	(6,239,500)

Total	$(148,463,153)	$(114,005,157)	$—	$(262,468,310)

Other Financial Instruments*
Credit Default Swaps	$—	$(14,019,608)	$—	$(14,019,608)
Futures Contracts	(5,518,706)	—	—	(5,518,706)

Total Other Swap and Futures Contracts	$(5,518,706)	$(14,019,608)	$—	$(19,538,314)

*	Other financial instruments are swap and futures contracts, which are detailed in the Schedule of Investments.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value in the Active Income Fund:

Investments, at Value
Balance as of December 31, 2012	$—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Purchase	—
Sales	—
Transfers in and/or out of level 3	—

Balance as of March 31, 2013	$—

As of March 31, 2013, the Active Income Fund held Level 3 investments in General Motors Corp. senior convertible preferred stock, valued at fair value as determined in good faith in accordance with procedures established by or under the

Driehaus Mutual Funds

Notes to Schedules of Investments (unaudited) — (Continued)

March 31, 2013

direction of the Trust’s Board of Trustees. As a part of the ongoing restructuring of General Motors, any value previously ascribed to these holdings has been transferred to the General Motors Co. Motors Liquidation Co. GUC Trust common stock, which is freely and actively traded, and therefore the senior convertible preferred stock was fair valued at $0.

The following is a summary of the inputs used to value the Select Credit Fund’s investments as of March 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets
Bank Loans	$—	$54,218,082	$—	$54,218,082
Common Stocks
Auto Manufacturers	299,883	—	—	299,883
Beverages	1,487,472	—	—	1,487,472
Oil & Gas Services	3,294,320	—	—	3,294,320
Convertible Corporate Bonds	—	40,464,567	—	40,464,567
Convertible Preferred Stocks
Auto Manufacturers	3,435,200	—	—	3,435,200
Iron/Steel	373,400	—	—	373,400
Telecommunications	4,635,000	—	—	4,635,000
Corporate Bonds	—	200,371,693	4,500,000	204,871,693
Exchange-Traded Fund	2,551,360	—	—	2,551,360
Demand Deposit	158,537,200	—	—	158,537,200
Purchased Call Options	2,297,320	—	—	2,297,320
Purchased Put Options	2,436,540	—	—	2,436,540
Warrants	262,852	—	—	262,852

Total	$179,610,547	$295,054,342	$4,500,000	$479,164,889

Liabilities
Common Stocks
Healthcare — Services	$(528,511)	$—	$—	$(528,511)
Internet	(3,212,204)	—	—	(3,212,204)
Lodging	(2,353,850)	—	—	(2,353,850)
Convertible Corporate Bonds	—	(5,171,875)	—	(5,171,875)
Corporate Bonds	—	(24,666,750)	—	(24,666,750)
Written Call Options	(103,240)	—	—	(103,240)
Written Put Options	(1,257,320)	—	—	(1,257,320)

Total	$(7,455,125)	$(29,838,625)	$—	$(37,293,750)

Other Financial Instruments*
Credit Default Swaps	$—	$(732,544)	$—	$(732,544)
Futures Contracts	(574,035)	—	—	(574,035)

Total Other Swap and Futures Contracts	$(574,035)	$(732,544)	$—	$(1,306,579)

*	Other financial instruments are swap and futures contracts, which are detailed in the Schedule of Investments.

Driehaus Mutual Funds

Notes to Schedules of Investments (unaudited) — (Continued)

March 31, 2013

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value in the Select Credit Fund:

Investments, at Value
Balance as of December 31, 2012	$4,500,000
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Purchase	—
Sales	—
Transfers in and/or out of level 3	—

Balance as of March 31, 2013	$4,500,000

As of March 31, 2013, the Select Credit Fund held Level 3 investments, including Cuco Resources Ltd. (corporate bond and warrant), valued at fair value as determined in good faith in accordance with procedures established by or under the direction of the Trust’s Board of Trustees. Factors considered in fair valuing the bond position included the likelihood and pricing of a successful equity raise by the company and the implications of failing to raise additional equity, including a possible restructuring. Given these considerations, the likelihood of the various scenarios and the expected outcome for each scenario, the bond position was fair valued at 75% of its principal amount. In addition, taking into consideration the strike price for the warrants, the current equity valuations in the mining space, the uncertainty regarding the potential success of a future equity raise and the potential for a future restructuring, the warrant was fair valued at $0. The Select Credit Fund also held an investment in General Motors Corp. senior convertible preferred stock, which was valued in the same manner as described above for the Active Income Fund.

The following is a summary of the inputs used to value the International Credit Opportunities Fund’s investments as of March 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets
Money Market Fund	$27,339,493	$—	$—	$27,339,493

Total	$27,339,493	$—	$—	$27,339,493

Investments in Derivatives

Swap Contracts

The Funds are subject to credit risk and interest rate risk exposure in the normal course of pursuing their investment objectives. The Funds may engage in various swap transactions, including forward rate agreements and interest rate, currency, index and total return swaps, primarily to manage duration and yield curve risk, or as alternatives to direct investments. In addition to the swap contracts described above, the Funds may also engage in credit default swaps which involve the exchange of a periodic premium for protection against a defined credit event (such as payment default, refinancing or bankruptcy).

Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. The Funds may elect to pay a fixed rate and receive a floating rate or receive a floating rate and pay a fixed rate on a notional principal amount. The net interest received or paid on interest rate swap agreements is accrued daily as interest income/expense. Interest rate swaps are marked-to-market daily using fair value estimates provided by an independent pricing service. Changes in value, including accrued interest, are recorded as unrealized appreciation (depreciation).

Driehaus Mutual Funds

Notes to Schedules of Investments (unaudited) — (Continued)

March 31, 2013

Unrealized gains are reported as an asset and unrealized losses are reported as a liability. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as unrealized gains or losses. Gains or losses are realized upon termination of the contracts. The risk of loss under a swap contract may exceed the amount recorded as an asset or a liability.

Under the terms of a credit default swap contract, one party acts as a guarantor receiving a periodic payment that is a fixed percentage applied to a notional amount. In return, the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the contract. Each Fund may enter into credit default swaps in which the Fund acts as guarantor (a seller of protection), and may enter into credit default swaps in which the counterparty acts as guarantor (a buyer of protection). Premiums paid to or by the Funds are accrued daily and included in realized gain (loss) on swaps. The contracts are marked-to-market daily using fair value estimates provided by an independent pricing service. Changes in value are recorded as unrealized appreciation (depreciation). Unrealized gains are reported as an asset and unrealized losses are reported as a liability. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps is reported as unrealized gains or losses. Gains or losses are realized upon termination of the contracts. The risk of loss under a swap contract may exceed the amount recorded as an asset or a liability. The notional amount of a swap contract is the reference amount pursuant to which the counterparties make payments. For swaps in which the referenced obligation is an index, in the event of default of any debt security included in the corresponding index, the Fund pays or receives the percentage of the corresponding index that the defaulted security comprises (1) multiplied by the notional value and (2) multiplied by the ratio of one minus the ratio of the market value of the defaulted debt security to its par value. The maximum exposure to loss of the notional value as a seller of credit default swaps outstanding at March 31, 2013 for Active Income Fund is $6,000,000.

Risks associated with swap contracts include changes in the returns of underlying instruments, failure of the counterparties to perform under the contracts’ terms and the possible lack of liquidity with respect to the contracts. Credit default swaps can involve greater risks than if an investor had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk. The Funds disclose swap contracts on a gross basis, with no netting of contracts held with the same counterparty. As of March 31, 2013, the Funds had outstanding swap contracts as listed on the Schedule of Investments.

Futures Contracts

The Funds may enter into futures contracts to produce incremental earnings, hedge existing positions or protect against market changes in the value of equities or interest rates. Upon entering into a futures contract with a broker, a Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures contract against default. As of March 31, 2013, the Funds had outstanding futures contracts as listed on the Schedule of Investments.

Options Contracts

The Funds may use options contracts to hedge downside risk on their fixed income holdings, produce incremental earnings or protect against market changes in the value of equities or interest rates. The Funds may write covered call and put options on futures, swaps, securities or currencies the Funds own or in which they may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the

Driehaus Mutual Funds

Notes to Schedules of Investments (unaudited) — (Continued)

March 31, 2013

current value of the option written. These liabilities are reflected as written options outstanding in the Schedule of Investments. Payments received or made, if any, from writing options with premiums to be determined on a future date are reflected as such in the Schedule of Investments. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. A Fund, as a writer of an option, has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. The risk exists that a Fund may not be able to enter into a closing transaction because of an illiquid market. In addition, to the extent a Fund purchases an over-the-counter (“OTC”) option, it is subject to credit risk that the counterparty to the trade does not perform under the contract’s terms. The Funds are not subject to credit risk on OTC options written as the counterparty has already performed its obligation by paying the premium at the inception of the contract.

The premium amount and the number of option contracts written by the Active Income Fund during the period ended March 31, 2013, were as follows:

Active Income Fund	Number of Contracts	Premium Amount
Options outstanding at December 31, 2012	10,047	$20,798,313
Options written	20,471	21,444,706
Options closed	(578)	(1,906,800)
Options expired	(23,340)	(21,782,109)

Options outstanding at March 31, 2013	6,600	$18,554,110

The premium amount and the number of option contracts written by the Select Credit Fund during the period ended March 31, 2013, were as follows:

Select Credit Fund	Number of Contracts	Premium Amount
Options outstanding at December 31, 2012	507	$1,063,671
Options written	4,016	4,216,974
Options closed	(94)	(310,102)
Options expired	(3,093)	(1,255,058)

Options outstanding at March 31, 2013	1,336	$3,715,485

The premium amount and the number of option contracts written by the International Credit Opportunities Fund during the period ended March 31, 2013, were as follows:

International Credit Opportunities Fund	Number of Contracts	Premium Amount
Options outstanding at December 31, 2012	33	$8,524
Options written	3,000,250	27,519
Options closed	(3,000,100)	(23,325)
Options expired	(183)	(12,718)

Options outstanding at March 31, 2013	—	$—

Driehaus Mutual Funds

Notes to Schedules of Investments (unaudited) — (Continued)

March 31, 2013

The Funds may also purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included in its Schedule of Investments as an investment and subsequently marked-to-market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss. When entering into purchased option contracts, a Fund bears the risk of securities prices moving unexpectedly, in which case, a Fund may not achieve the anticipated benefits of the purchased option contracts; however, the risk of loss is limited to the premium paid. As of March 31, 2013, the Funds had outstanding options as listed on the Schedule of Investments.

Other

The Trust records security transactions based on trade date. Realized gains and losses on sales of securities are calculated using the first-in, first-out method. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are amortized over the lives of the respective securities using the effective yield method. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

Pursuant to the terms of certain of the senior unsecured loan agreements, the Funds may have unfunded loan commitments, which are callable on demand. Each Fund will have available with its custodian, cash and/or liquid securities having an aggregate value at least equal to the amount of the unfunded senior loan commitments. At March 31, 2013, the Active Income Fund, Select Credit Fund and International Credit Opportunities Fund had no unfunded senior loan commitments.

With respect to the senior loans held in each Fund’s portfolio, the Funds may: 1) invest in assignments; 2) act as a participant in primary lending syndicates; or 3) invest in participations. If a Fund purchases a participation of a senior loan interest, the Fund would typically enter into a contractual agreement with the lender or other third party selling the participation, rather than directly with the borrower. As such, the Fund not only assumes the credit risk of the borrower, but also that of the selling participant or other persons interpositioned between the Fund and the borrower. At March 31, 2013, there were no such outstanding senior loan participation commitments in the Funds.

B.	FEDERAL INCOME TAXES

At March 31, 2013, gross unrealized appreciation and depreciation on investments, based on cost for Federal income tax purposes, were as follows:

	Active Income Fund	Select Credit Fund	International Credit Opportunities Fund
Cost of investments	$3,118,473,347	$480,264,651	$27,339,493

Gross unrealized appreciation	$144,398,041	$16,880,363	$—
Gross unrealized depreciation	(61,337,024)	(17,980,125)	—

Net unrealized appreciation (depreciation) on investments	$83,061,017	$(1,099,762)	$—

Driehaus Mutual Funds

Notes to Schedules of Investments (unaudited) — (Continued)

March 31, 2013

The difference between cost amounts for financial statement and Federal income tax purposes is due primarily to the tax deferral of losses on wash sales.

C.	SUBSEQUENT EVENTS

The International Credit Opportunities Fund was liquidated and ceased operations after the close of trading on April 5, 2013.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Driehaus Mutual Funds

By (Signature and Title)*	/s/ Robert H. Gordon
Robert H. Gordon, President
(principal executive officer)

Date	May 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Robert H. Gordon
Robert H. Gordon, President
(principal executive officer)

Date	May 24, 2013

By (Signature and Title)*	/s/ Michelle L. Cahoon
Michelle L. Cahoon, Vice President and Treasurer
(principal financial officer)

Date	May 24, 2013

*	Print the name and title of each signing officer under his or her signature.